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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Scott R. Plummer

Columbia Management Investment Advisers, LLC

5228 Ameriprise Financial Center

Minneapolis, MN 55474

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

COLUMBIA ACORN® FUND

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
	Equities: 97.0%
Information 28.9%
	> Business Software 6.4%
1,806,000	Ansys (a)	$159,271,140
	Simulation Software for Engineers & Designers
554,000	Ultimate Software (a)	94,155,070
	Human Capital Management Systems
2,080,000	Informatica (a)	91,218,400
	Enterprise Data Integration Software
1,668,000	Solera Holdings	86,168,880
	Software for Automotive Insurance Claims Processing
1,306,000	Verint Systems (a)	80,880,580
	Contact Center & Security Software
4,155,000	Cadence Design Systems (a)	76,618,200
	Electronic Design Automation Software
1,076,000	SPS Commerce (a)(b)	72,199,600
	Supply Chain Management Software Delivered via the Web
570,149	NetSuite (a)	52,887,021
	End-to-end IT Systems Solution Delivered via the Web
3,741,000	inContact (a)(b)	40,776,900
	Call Center Systems Delivered via the Web & Telco Services
610,000	Envestnet (a)	34,208,800
	Technology Platform for Investment Advisors
561,300	DemandWare (a)	34,183,170
	E-Commerce Website Platform for Retailers & Apparel Manufacturers
699,000	Fleetmatics (a)	31,350,150
	Fleet Management Software
1,134,283	Textura (a)	30,829,812
	Construction Vendor Management Software
220,000	Tyler Technologies (a)	26,516,600
	Financial, Tax, Court & Document Management Systems for Local Governments
		911,264,323
	> Instrumentation 4.1%
911,000	Mettler-Toledo International (a)	299,400,150
	Laboratory Equipment
1,399,000	IPG Photonics (a)	129,687,300
	Fiber Lasers
3,458,000	Trimble Navigation (a)	87,141,600
	GPS-based Instruments
1,895,000	FLIR Systems	59,275,600
	Infrared Cameras
		575,504,650
	> Computer Hardware & Related Equipment 3.1%
4,010,000	Amphenol	236,309,300
	Electronic Connectors
539,000	Rogers (a)	44,311,190
	Printed Circuit Materials & High Performance Foams
1,250,000	VeriFone Holdings (a)	43,612,500
	Point of Sale Systems
474,000	Zebra Technologies (a)	42,998,910
	Bar Code Printers
450,000	Belden	42,102,000
	Specialty Cable
504,000	Stratasys (a)(c)	26,601,120
	Rapid Prototyping & Direct Digital Manufacturing Systems
		435,935,020
	> Mobile Communications 3.1%
1,300,000	SBA Communications (a)	152,230,000
	Communications Towers
34,500,000	Globalstar (a)	114,885,000
	Satellite Mobile Voice & Data Carrier
800,000	Crown Castle International	66,032,000
	Communications Towers
3,458,800	Gogo (a)(c)	65,924,728
	Provider of Wi-Fi on Airplanes
2,001,000	Global Eagle Entertainment (a)(c)	26,633,310
	Provider of Entertainment & Wi-Fi on Airplanes
1,644,000	Audience (a)(b)(c)	7,463,760
	Improving Voice Quality for Mobile Devices
		433,168,798
	> Computer Services 2.7%
3,650,000	IGATE (a)	155,709,000
	IT & Business Process Outsourcing Services
1,570,000	Virtusa (a)(b)	64,966,600
	Offshore IT Outsourcing
1,333,000	ExlService Holdings (a)	49,587,600
	Business Process Outsourcing
2,025,000	WNS - ADR (a)	49,248,000
	Offshore Business Process Outsourcing Services
1,531,000	Genpact (a)	35,595,750
	Business Process Outsourcing
2,700,000	Hackett Group (b)	24,138,000
	IT Integration & Best Practice Research
		379,244,950
	> Business Information & Marketing Services 1.8%
1,429,000	Verisk Analytics (a)	102,030,600
	Risk & Decision Analytics
7,250,000	Bankrate (a)(b)	82,215,000
	Internet Advertising for the Insurance, Credit Card & Banking Markets
3,100,000	Navigant Consulting (a)(b)	40,176,000
	Financial Consulting Firm
2,570,000	RPX (a)	36,982,300
	Patent Aggregation & Defensive Patent Consulting
		261,403,900

Number of Shares		Value
	> Internet Related 1.3%
1,210,000	Verisign (a)	$81,033,700
	Internet Domain Registry for .com/.net (Approximately 50% of World Domains)
14,500,000	Vonage (a)(b)	71,195,000
	Business & Consumer Internet Telephony
1,830,000	RetailMeNot (a)(c)	32,958,300
	Digital Coupon Marketplace
		185,187,000
	> Telephone & Data Services 1.2%
1,572,000	Cogent Communications	55,538,760
	Internet Data Pipelines
2,601,000	GTT Communications (a)(b)	49,106,880
	Provider of High Capacity Data Transit
1,150,000	Zayo Group Holdings (a)(c)	32,154,000
	Fiber Optic Data Communications
2,900,000	Boingo Wireless (a)(b)	21,866,000
	Wi-Fi & Cellular Communications Networks
4,000,000	Towerstream (a)(b)(c)	8,640,000
	High Speed Wireless, Rooftop Antenna Space & Wi-Fi Offload
		167,305,640
	> Telecommunications Equipment 1.1%
629,000	F5 Networks (a)	72,297,260
	Internet Traffic Management Equipment
2,568,000	Infinera (a)	50,512,560
	Optical Networking Equipment
1,619,000	CalAmp (a)	26,211,610
	Machine-to-machine Communications
		149,021,430
	> Financial Processors 0.9%
1,261,000	Global Payments	115,608,480
	Credit Card Processor
1,600,000	Liquidity Services (a)(b)	15,808,000
	E-Auctions for Surplus & Salvage Goods
		131,416,480
	> Semiconductors & Related Equipment 0.7%
4,467,000	Atmel	36,763,410
	Microcontrollers, Radio Frequency & Memory Semiconductors
367,000	Littelfuse	36,476,130
	Little Fuses
427,000	Monolithic Power Systems	22,481,550
	High Performance Analog & Mixed Signal Integrated Circuits
2,500,000	Rubicon Technology (a)(b)(c)	9,850,000
	Producer of Sapphire for the Lighting, Electronics & Automotive Industries
		105,571,090
	> Cable TV 0.7%
800,000	Liberty Global Series A (a)	41,176,000
366,000	Liberty Global Series C (a)	18,230,460
	Cable TV Franchises Outside of the United States
1,154,000	Discovery Communications Series C (a)	34,014,150
	Cable TV Programming
		93,420,610
	> Contract Manufacturing 0.5%
3,100,000	Sanmina (a)	74,989,000
	Electronic Manufacturing Services

	> Entertainment Programming 0.5%
1,250,000	IMAX (Canada) (a)	42,137,500
	IMAX Movies, Theater Equipment & Theater Joint Ventures
5,500,000	Zee Entertainment Enterprises (India)	30,033,135
	Indian Programmer of Pay Television Content
		72,170,635
	> Electronics Distribution 0.5%
1,621,000	Avnet	72,134,500
	Electronic Components Distribution

	> Advertising 0.3%
725,000	Lamar Advertising	42,970,750
	Outdoor Advertising
Information: Total		4,090,708,776

Industrial Goods & Services 23.4%
	> Machinery 15.3%
6,910,000	Ametek	363,051,400
	Aerospace/Industrial Instruments
7,952,000	Donaldson (b)	299,869,920
	Industrial Air Filtration
3,034,000	Nordson	237,683,560
	Dispensing Systems for Adhesives & Coatings
3,514,750	HEICO (b)	174,120,715
	FAA-approved Aircraft Replacement Parts
2,027,000	Moog (a)(b)	152,126,350
	Motion Control Products for Aerospace, Defense & Industrial Markets
2,982,000	Generac (a)	145,193,580
	Standby Power Generators
946,000	WABCO Holdings (a)	116,244,480
	Truck & Bus Component Supplier
1,486,000	Toro	104,198,320
	Turf Maintenance Equipment
2,100,000	Oshkosh Corporation	102,459,000
	Specialty Truck Manufacturer
968,200	Middleby (a)	99,385,730
	Manufacturer of Cooking Equipment
1,021,000	Wabtec	97,005,210
	Freight & Transit Component Supplier
2,592,000	Kennametal	87,324,480
	Consumable Cutting Tools

Number of Shares		Value
	> Machinery—continued
846,000	Pall	$84,929,940
	Life Science, Water & Industrial Filtration
1,489,000	ESCO Technologies (b)	58,041,220
	Industrial Filtration & Advanced Measurement Equipment
957,721	Dorman Products (a)(c)	47,646,620
	Aftermarket Auto Parts Distributor
		2,169,280,525
	> Other Industrial Services 2.5%
7,481,000	LKQ (a)	191,214,360
	Alternative Auto Parts Distribution
1,800,000	Expeditors International of Washington	86,724,000
	International Freight Forwarder
1,500,000	Forward Air	81,450,000
	Freight Transportation Between Airports
		359,388,360
	> Construction 1.6%
96,000	NVR (a)	127,551,360
	Homebuilder
626,000	Allegion	38,292,420
	Mechanical & Electronic Security Systems
2,865,200	PGT (a)(b)	32,018,610
	Wind Resistant Windows & Doors
660,000	Fortune Brands Home & Security	31,336,800
	Home Building Supplies & Small Locks
		229,199,190
	> Industrial Distribution 1.4%
1,553,000	WESCO International (a)	108,539,170
	Industrial Distributor
853,000	Airgas	90,511,830
	Industrial Gas Distributor
		199,051,000
	> Electrical Components 1.2%
726,000	Acuity Brands	122,084,160
	Commercial Lighting Fixtures
1,983,829	Thermon (a)(b)	47,750,764
	Global Engineered Thermal Solutions
		169,834,924
	> Industrial Materials & Specialty Chemicals 0.7%
1,610,000	Drew Industries (b)	99,079,400
	RV & Manufactured Home Components

	> Outsourcing Services 0.7%
3,400,000	Quanta Services (a)	97,002,000
	Electrical Transmission & Pipeline Contracting Services
Industrial Goods & Services: Total		3,322,835,399

Finance 12.1%
	> Banks 4.3%
9,414,000	Associated Banc-Corp (b)	175,100,400
	Midwest Bank
2,027,000	BOK Financial (c)	124,092,940
	Tulsa-based Southwest Bank
840,000	SVB Financial Group (a)	106,713,600
	Bank to Venture Capitalists
2,420,000	MB Financial	75,770,200
	Chicago Bank
1,730,000	Hancock Holding	51,657,800
	Gulf Coast Bank
1,163,480	Sandy Spring Bancorp	30,518,081
	Baltimore & Washington, D.C. Bank
4,296,286	First Busey	28,742,153
	Illinois Bank
3,136,500	TrustCo Bank	21,579,120
	New York State Bank
		614,174,294
	> Brokerage & Money Management 3.5%
7,368,774	SEI Investments	324,889,246
	Mutual Fund Administration & Investment Management
3,463,508	Eaton Vance	144,220,473
	Specialty Mutual Funds
11,000,000	Sprott (Canada) (c)	23,449,528
	Asset Manager Focused on Resources, Particularly Gold & Silver
		492,559,247
	> Insurance 2.1%
7,300,000	CNO Financial Group	125,706,000
	Life, Long-term Care & Medical Supplement Insurance
2,000,000	Allied World Assurance Company Holdings	80,800,000
	Commercial Lines Insurance/Reinsurance
910,000	HCC Insurance Holdings	51,569,700
	Specialty Insurance
800,000	RLI	41,928,000
	Specialty Insurance
		300,003,700
	> Finance Companies 0.9%
787,422	World Acceptance (a)(b)(c)	57,418,812
	Personal Loans
1,345,000	McGrath Rentcorp (b)	44,263,950
	Mini-rental Conglomerate
839,000	CAI International (a)	20,614,230
	International Container Leasing
		122,296,992
	> Credit Cards 0.6%
863,000	WEX (a)	92,651,680
	Card Processor

	> Diversified Financial Companies 0.6%
3,875,000	Leucadia National	86,373,750
	Holding Company

Number of Shares		Value
	> Specialized Finance 0.1%
195,201	MSCI	$11,967,773
	Investment Decision Support Tools
Finance: Total		1,720,027,436

Health Care 11.4%
	> Biotechnology & Drug Delivery 4.3%
1,950,318	Synageva BioPharma (a)(b)(c)	190,214,515
	Biotech Focused on Orphan Diseases
1,704,000	Ultragenyx Pharmaceutical (a)	105,801,360
	Biotech Focused on “Ultra-Orphan” Drugs
2,548,000	Seattle Genetics (a)	90,071,800
	Antibody-based Therapies for Cancer
269,200	Intercept Pharmaceuticals (a)(c)	75,919,784
	Biotech Developing Drugs for Several Diseases
2,140,400	Celldex Therapeutics (a)(c)	59,652,948
	Biotech Developing Drugs for Cancer
2,523,900	Sarepta Therapeutics (a)(b)(c)	33,517,392
	Biotech Focused on Rare Diseases
302,300	Alnylam Pharmaceuticals (a)	31,566,166
	Biotech Developing Drugs Primarily for Rare Diseases
275,000	Agios Pharmaceuticals (a)(c)	25,932,500
	Biotech Focused on Cancer & Orphan Diseases
359,944	MicroDose Therapeutx Contingent Value Rights (a)(d)(e)	395,938
	Drug Inhaler Development
		613,072,403
	> Medical Supplies 3.3%
4,909,800	Cepheid (a)(b)	279,367,620
	Molecular Diagnostics
1,169,200	Bio-Techne	117,259,068
	Maker of Consumables & Systems for the Life Science Market
291,100	Henry Schein (a)	40,643,382
	Distributor of Dental, Vet & Medical Products
1,375,400	VWR (a)	35,746,646
	Distributor of Lab Supplies
		473,016,716
	> Health Care Services 1.7%
1,549,500	Medidata Solutions (a)	75,987,480
	Cloud-based Software for Drug Studies
1,647,700	HealthSouth	73,091,972
	Inpatient Rehabilitation Facilities & Home Health Care
1,239,000	Envision Healthcare Holdings (a)	47,515,650
	Provider of Health Care Outsourcing Services
2,746,200	Allscripts Healthcare Solutions (a)	32,844,552
	Health Care IT
487,818	Castlight Health (a)	3,785,467
	Provider of Cloud-based Software for Managing Health Care Costs
		233,225,121
	> Medical Equipment & Devices 1.1%
1,729,500	Wright Medical Group (a)	44,621,100
	Foot & Ankle Replacement
460,900	Sirona Dental Systems (a)	41,476,391
	Manufacturer of Dental Equipment
595,000	Abaxis	38,145,450
	Instruments & Tests for Vet & Medical Markets
513,000	Align Technology (a)	27,591,705
	Invisalign System to Correct Malocclusion (Crooked Teeth)
		151,834,646
	> Pharmaceuticals 1.0%
3,048,000	Akorn (a)	144,810,480
	Developer, Manufacturer & Distributor of Specialty Generic Drugs
Health Care: Total		1,615,959,366

Consumer Goods & Services 11.1%
	> Retail 2.9%
880,145	Fossil (a)	72,567,955
	Watch Designer & Retailer
791,839	Casey’s General Stores	71,344,694
	Owner/Operator of Convenience Stores
1,492,000	The Fresh Market (a)	60,634,880
	Specialty Food Retailer
595,200	Williams-Sonoma	47,443,392
	Home Goods & Furnishing Retailer
786,900	Burlington Stores (a)	46,757,598
	Off-price Apparel Retailer
771,056	Shutterfly (a)	34,882,573
	Internet Photo-centric Retailer
508,000	Urban Outfitters (a)	23,190,200
	Multi-channel Apparel & Accessory Retailer
533,500	DSW	19,675,480
	Branded Footwear Retailer
642,492	Michaels Stores (a)	17,385,834
	Craft & Hobby Specialty Retailer
2,100,000	Gaiam (a)(b)	15,309,000
	Promoter of Healthy Living through Catalogs, E-Commerce & Gaiam TV
425,245	Zulily (a)(c)	5,523,933
	E-Commerce Retailer Offering Flash Sale Events
		414,715,539
	> Travel 2.8%
2,450,000	Avis Budget Group (a)	144,586,750
	Car Rental Company
895,600	Vail Resorts	92,622,952
	Ski Resort Operator & Developer
2,142,000	HomeAway (a)	64,624,140
	Vacation Rental Online Marketplace
2,531,000	Hertz (a)	54,872,080
	U.S. Rental Car Operator
729,483	Choice Hotels	46,737,976
	Franchisor of Budget Hotel Brands
		403,443,898

Number of Shares		Value
	> Consumer Goods Distribution 1.6%
1,444,000	Pool	$100,733,440
	Swimming Pool Supplies & Equipment Distributor
1,286,000	United Natural Foods (a)	99,073,440
	Distributor of Natural/Organic Foods to Grocery Stores
863,000	The Chefs’ Warehouse (a)	19,357,090
	Distributor of Specialty Foods to Fine Dining Restaurants
		219,163,970
	> Restaurants 1.3%
950,000	Papa John’s International	58,719,500
	Franchisor of Pizza Restaurants
858,000	Fiesta Restaurant Group (a)	52,338,000
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
403,000	Domino’s Pizza	40,521,650
	Franchisor of Pizza Restaurants
650,000	Popeyes Louisiana Kitchen (a)	38,883,000
	Popeyes Restaurants
		190,462,150
	> Other Durable Goods 1.2%
2,224,284	Select Comfort (a)	76,671,069
	Specialty Mattresses
2,732,952	Gentex	50,013,022
	Manufacturer of Auto Parts
500,000	Cavco Industries (a)(b)	37,530,000
	Manufactured Homes
		164,214,091
	> Furniture & Textiles 0.7%
2,836,000	Knoll (b)	66,447,480
	Office Furniture
540,000	Caesarstone (Israel)	32,783,400
	Quartz Countertops
		99,230,880
	> Apparel 0.3%
456,000	PVH	48,591,360
	Apparel Wholesaler & Retailer

	> Other Consumer Services 0.3%
994,000	Blackhawk Network (a)	35,336,700
	Third-party Distributor of Prepaid Content, Mostly Gift Cards

	> Food & Beverage —%
1,493,770	GLG Life Tech (Canada) (a)	371,511
	Producer of an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		1,575,530,099

Other Industries 6.5%
	> Real Estate 3.8%
717,000	Federal Realty	105,549,570
	Shopping Centers & Mixed Use Projects
1,467,000	Extra Space Storage	99,125,190
	Self Storage Facilities
2,450,000	EdR (b)	86,681,000
	Student Housing
1,320,000	Post Properties	75,147,600
	Multifamily Properties
190,000	Amerco	62,776,000
	North American Moving & Storage King
325,000	Jones Lang LaSalle	55,380,000
	Real Estate Services
2,150,000	Terreno Realty (b)	49,020,000
	Industrial Properties
		533,679,360
	> Transportation 1.9%
2,650,000	Rush Enterprises, Class A (a)(b)	72,504,000
550,000	Rush Enterprises, Class B (a)(b)	13,596,000
	Truck Sales & Service
669,000	JB Hunt Transport Services	57,129,255
	Truck & Intermodal Carrier
720,000	Kirby (a)	54,036,000
	Operator of U.S. (Jones Act) Liquid Tank Barges
1,800,000	Heartland Express	42,768,000
	Regional Trucker
380,000	Genesee & Wyoming (a)	36,647,200
	Short-line Operator
		276,680,455
	> Regulated Utilities 0.8%
1,600,000	Eversource Energy	80,832,000
	Regulated Electric Utility
577,000	Wisconsin Energy	28,561,500
	Wisconsin Utility
		109,393,500
Other Industries: Total		919,753,315

Energy & Minerals 3.6%
	> Oil & Gas Producers 1.9%
1,037,000	Carrizo Oil & Gas (a)	51,487,050
	Oil & Gas Producer
420,000	Cimarex Energy	48,337,800
	Oil & Gas Producer in Texas, New Mexico & Oklahoma
732,000	Energen Corporation	48,312,000
	Oil & Gas Producer with Natural Gas Utility
778,000	SM Energy	40,207,040
	Oil & Gas Producer
501,000	PDC Energy (a)	27,074,040
	Oil & Gas Producer in the United States
1,550,000	Rosetta Resources (a)	26,381,000
	Oil & Gas Producer Exploring in Texas
281,000	Clayton Williams (a)	14,227,030
	Oil & Gas Producer
107,561,000	ShaMaran Petroleum (Iraq) (a)(b)	7,643,196
	Oil Exploration & Production in Kurdistan

Number of Shares		Value
	> Oil & Gas Producers—continued
67,500,000	Petromanas (Canada) (a)(b)(c)	$2,664,719
	Exploring for Oil in Albania
24,115,500	Canadian Overseas Petroleum (Canada) (a)(b)	1,570,825
8,400,000	Canadian Overseas Petroleum (Canada) (a)(b)(d)	519,798
	Oil & Gas Exploration Offshore West Africa
2,600,000	Petrodorado Energy (Colombia) (a)(b)	205,282
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		268,629,780
	> Oil Services 0.8%
1,797,579	ShawCor (Canada)	49,958,376
	Oil & Gas Pipeline Products
780,000	Gulfport Energy (a)	35,809,800
	Oil & Gas Producer Focused on Utica Shale in Ohio
1,470,000	Hornbeck Offshore (a)	27,650,700
	Supply Vessel Operator in Gulf of Mexico
		113,418,876
	> Mining 0.8%
423,000	Core Labs (Netherlands) (c)	44,199,270
	Oil & Gas Reservoir Consulting
6,697,200	Kirkland Lake Gold (Canada) (a)(b)(c)	28,765,361
	Gold Mining
3,500,000	Alamos Gold (Canada)	20,504,520
	Gold Mining
9,014,700	Argonaut Gold (Canada) (a)(b)	12,526,842
	Gold & Silver Mining
3,412,300	Silvercrest Mines (a)	3,744,895
	Gold & Silver Mining
3,000,000	Kaminak Gold (a)(c)	2,131,776
	Exploration Stage Canadian Gold Miner
		111,872,664
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	14,231,248
	Farmland Operator in Uruguay
Energy & Minerals: Total		508,152,568

Total Equities: 97.0% (Cost: $7,228,403,959)		13,752,966,959	(f)

Short-Term Investments 3.2%
280,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	280,000,000
177,215,101	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	177,215,101
Total Short-Term Investments: 3.2% (Cost: $457,215,101)		457,215,101

Securities Lending Collateral 1.7%
236,439,798	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	236,439,798
Total Securities Lending Collateral: 1.7% (Cost: $236,439,798)		236,439,798

Total Investments: 101.9% (Cost: $7,922,058,858)(h)		14,446,621,858	(i)

Obligation to Return Collateral for Securities Loaned: (1.7)%		(236,439,798)

Cash and Other Assets Less Liabilities: (0.2)%		(27,973,810)

Net Assets: 100.0%		$14,182,208,250

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/15	Value	Dividend
Donaldson	7,952,000	—	—	7,952,000	$299,869,920	$1,312,080
Cepheid	5,350,800	—	441,000	4,909,800	279,367,620	—
Nordson (1)	3,130,000	—	96,000	3,034,000	237,683,560	667,480
Synageva BioPharma	2,419,209	—	468,891	1,950,318	190,214,515	—
Associated Banc-Corp	9,000,000	414,000	—	9,414,000	175,100,400	941,400
HEICO	3,626,750	—	112,000	3,514,750	174,120,715	—
Moog	2,456,000	—	429,000	2,027,000	152,126,350	—

> Notes to Statement of Investments

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/15	Value	Dividend
Generac (1)	3,632,000	—	650,000	2,982,000	$145,193,580	$—
Drew Industries	1,610,000	—	—	1,610,000	99,079,400	3,220,000
EdR	2,450,000	—	—	2,450,000	86,681,000	882,000
Rush Enterprises	3,200,000	—	—	3,200,000	86,100,000	—
Bankrate	6,300,300	949,700	—	7,250,000	82,215,000	—
SPS Commerce	1,330,000	—	254,000	1,076,000	72,199,600	—
Vonage	14,044,775	455,225	—	14,500,000	71,195,000	—
Knoll	3,366,000	—	530,000	2,836,000	66,447,480	361,264
Virtusa	1,658,000	—	88,000	1,570,000	64,966,600	—
ESCO Technologies	1,948,000	—	459,000	1,489,000	58,041,220	119,120
World Acceptance	808,343	—	20,921	787,422	57,418,812	—
GTT Communications	1,950,000	651,000	—	2,601,000	49,106,880	—
Terreno Realty	2,150,000	—	—	2,150,000	49,020,000	—
Thermon	1,940,094	43,735	—	1,983,829	47,750,764	—
McGrath Rentcorp	1,580,000	—	235,000	1,345,000	44,263,950	387,100
inContact	3,741,000	—	—	3,741,000	40,776,900	—
Navigant Consulting	4,128,523	—	1,028,523	3,100,000	40,176,000	—
Cavco Industries	500,000	—	—	500,000	37,530,000	—
Sarepta Therapeutics	2,523,900	—	—	2,523,900	33,517,392	—
PGT	3,592,200	—	727,000	2,865,200	32,018,610	—
Kirkland Lake Gold	6,347,100	350,100	—	6,697,200	28,765,361	—
Hackett Group	2,903,719	—	203,719	2,700,000	24,138,000	—
Boingo Wireless	2,800,000	100,000	—	2,900,000	21,866,000	—
CAI International (1)	1,500,000	—	661,000	839,000	20,614,230	—
Liquidity Services	1,600,000	—	—	1,600,000	15,808,000	—
Gaiam	2,100,000	—	—	2,100,000	15,309,000	—
Argonaut Gold	9,014,700	—	—	9,014,700	12,526,842	—
Rubicon Technology	2,500,000	—	—	2,500,000	9,850,000	—
Towerstream	4,000,000	—	—	4,000,000	8,640,000	—
ShaMaran Petroleum	28,962,000	78,599,000		107,561,000	7,643,196	—
Audience	2,150,000	—	506,000	1,644,000	7,463,760	—
Petromanas	67,500,000	—	—	67,500,000	2,664,719	—
Canadian Overseas Petroleum	32,515,500	—	—	32,515,500	2,090,623	—
Petrodorado Energy	2,600,000	—	—	2,600,000	205,282	—
Allied Nevada Gold (1)	7,103,513	—	7,103,513	—	—	—
Amber Road (1)	2,000,000	—	2,000,000	—	—	—
Boulder Brands (1)	3,484,000	—	3,484,000	—	—	—
E2Open (1)	2,575,000	—	2,575,000	—	—	—
Marlin Business Services (1)	902,210	—	902,210	—	—	—
RGS Energy (1)	5,000,000	—	5,000,000	—	—	—
Total of Affiliated Transactions	283,945,636	81,562,760	27,974,777	337,533,619	$2,949,766,281	$7,890,444

(1)         At March 31, 2015, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2015, was $1,518,703,816 and $2,546,274,911, respectively. Investments in affiliated companies represented 17.95% of the Fund’s total net assets at March 31, 2015.

(c)          All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $226,593,324.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2015, the market value of these securities amounted to $15,146,984, which represented 0.11% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$14,231,248
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	519,798
MicroDose Therapeutx Contingent Value Rights	8/14/13	359,944	—	395,938
			$18,591,152	$15,146,984

(e)          Illiquid security.

> Notes to Statement of Investments

(f)           On March 31, 2015, the market value of foreign securities represented 2.20% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$182,468,980	1.30
Netherlands	44,199,270	0.31
Israel	32,783,400	0.23
India	30,033,135	0.21
Uruguay	14,231,248	0.10
Iraq	7,643,196	0.05
Colombia	205,282	0.00	*
Total Foreign Portfolio	$311,564,511	2.20

* Rounds to zero.

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $7,922,058,858 and net unrealized appreciation was $6,524,563,000 consisting of gross unrealized appreciation of $6,888,584,428 and gross unrealized depreciation of $364,021,428.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$4,060,675,641	$30,033,135	$—	$4,090,708,776
Industrial Goods & Services	3,322,835,399	—	—	3,322,835,399
Finance	1,720,027,436	—	—	1,720,027,436
Health Care	1,615,563,428	—	395,938	1,615,959,366
Consumer Goods & Services	1,575,530,099	—	—	1,575,530,099
Other Industries	919,753,315	—	—	919,753,315
Energy & Minerals	493,401,522	519,798	14,231,248	508,152,568
Total Equities	13,707,786,840	30,552,933	14,627,186	13,752,966,959
Total Short-Term Investments	457,215,101	—	—	457,215,101
Total Securities Lending Collateral	236,439,798	—	—	236,439,798
Total Investments	$14,401,441,739	$30,552,933	$14,627,186	$14,446,621,858

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL®

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
	Equities: 96.0%
Asia 46.2%
	> Japan 22.1%
2,700,000	NGK Insulators	$57,527,649
	Ceramic Products for Auto, Power & Electronics
2,978,600	Kansai Paint	54,209,818
	Paint Producer in Japan, India, China & Southeast Asia
2,710,000	Aeon Mall	53,666,439
	Suburban Shopping Mall Developer, Owner & Operator
1,798,600	Glory	50,087,269
	Currency Handling Systems & Related Equipment
3,850,800	Ushio	47,732,799
	Industrial Light Sources
1,050,000	FamilyMart	43,993,378
	Convenience Store Operator
1,301,200	Benesse	40,933,231
	Education Service Provider
1,600,000	Aeon Financial Service	40,361,893
	Diversified Consumer-related Finance Company in Japan
28,000	Orix JREIT	40,103,071
	Diversified REIT
1,960,000	Park24	40,101,097
	Parking Lot Operator
2,728,000	Santen Pharmaceutical	39,790,123
	Specialty Pharma (Ophthalmic Medicine)
5,311,000	NOF	39,397,331
	Specialty Chemicals, Life Science & Rocket Fuels
3,143,000	Nippon Kayaku	39,352,399
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
1,440,000	NGK Spark Plug	38,655,375
	Automobile Parts
1,225,000	Recruit Holdings	38,221,789
	Recruitment & Media Services
600,000	Japan Airport Terminal	36,285,663
	Airport Terminal Operator at Haneda
277,620	Hirose Electric	35,743,745
	Electrical Connectors
752,800	Kintetsu World Express	33,836,654
	Airfreight Logistics
6,149	Kenedix Office Investment	33,739,618
	Tokyo Mid-size Office REIT
772,000	OBIC	32,736,918
	Computer Software
930,000	JIN (a)	32,205,104
	Eyeglasses Retailer
1,600,000	OSG	31,115,701
	Consumable Cutting Tools
1,470,000	Suruga Bank	30,527,007
	Regional Bank
2,066,000	Nippon Shokubai	30,240,518
	Producer of Acrylic Acid & Super Absorbent Polymers used in Disposable Diapers
746,500	Ezaki Glico	30,178,682
	Confectionary, Ice Cream & Dairy Products
1,402,000	Tamron (b)	30,165,507
	Camera Lenses
876,300	Ariake Japan	30,082,564
	Commercial Soup & Sauce Extracts
2,736,000	Moshi Moshi Hotline	29,853,954
	Call Center Operator
292,400	Disco	29,833,863
	Semiconductor Dicing & Grinding Equipment
2,000,000	Toto	29,697,920
	Toilets & Bathroom Fittings
8,340,000	Aozora Bank	29,561,634
	Commercial Bank
1,580,000	Daiseki	28,490,844
	Waste Disposal & Recycling
629,900	Otsuka	26,843,300
	One-stop IT Services & Office Supplies Provider
650,000	Misumi Group	26,195,854
	Industrial Components Distributor
886,900	Nabtesco	25,621,857
	Machinery Components
390,000	Hoshizaki Electric	25,326,120
	Commercial Kitchen Equipment
643,000	Nakanishi	25,092,395
	Dental Tools & Machinery
1,107,000	Stanley Electric	24,987,566
	Automobile Lighting & LED Equipment
1,600,000	Doshisha	24,833,045
	Consumer Goods Wholesaler
12,050	Japan Retail Fund	23,944,337
	Largest Retail REIT in Japan
1,676,000	Rohto Pharmaceutical	23,822,025
	Pharmaceutical, Health & Beauty Products
5,092	Industrial & Infrastructure Fund	23,700,366
	Industrial REIT in Japan
783,600	Hamamatsu Photonics	23,619,405
	Optical Sensors for Medical & Industrial Applications
1,012,000	Aica Kogyo	23,564,882
	Laminated Sheets, Building Materials & Chemical Adhesives
512,000	Omron	23,065,167
	Electric Components for Factory Automation
309,000	Rinnai	22,900,276
	Gas Appliances for Home & Commercial Use
624,000	Nippon Paint Holdings	22,811,414
	Paints for Automotive, Decorative & Industrial Usage
698,480	Milbon	22,418,639
	Hair Products for Salons

Number of Shares		Value
	> Japan—continued
1,914,500	Asahi Diamond Industrial	$21,850,149
	Consumable Diamond Tools
1,753,060	Nihon Parkerizing	21,205,884
	Metal Surface Treatment Chemicals & Processing Service
313,200	Hikari Tsushin	20,284,592
	Office IT/Mobiles/Insurance Distribution
835,000	Icom (b)	20,067,394
	Two Way Radio Communication Equipment
686,800	Kaken Pharmaceutical	19,855,165
	Pharmaceutical & Agrochemical Producer
4,235,000	IHI	19,801,717
	Industrial Conglomerates
258,000	Makita	13,369,642
	Power Tools
370,900	Toyo Suisan Kaisha	13,049,133
	Instant Noodles & Processed Foods
352,600	MonotaRO (a)	12,770,515
	Online Maintenance, Repair & Operations Goods Distributor in Japan
1,496	Kenedix Retail REIT	3,471,354
	Retail REIT in Japan
		1,752,901,750
	> Taiwan 4.6%
9,100,000	President Chain Store	68,396,889
	Convenience Chain Store Operator in Taiwan
14,140,000	Far EasTone Telecom	34,111,990
	Mobile Operator in Taiwan
2,081,000	St. Shine Optical	33,498,260
	Disposable Contact Lens Original Equipment Manufacturer
5,871,000	Novatek Microelectronics	30,299,818
	Display Related Integrated Circuit Designer
2,300,000	PChome Online	29,871,567
	Taiwanese Internet Retail Company
293,000	Largan Precision	25,188,620
	Mobile Device Camera Lenses & Modules
3,761,000	Delta Electronics	23,699,715
	Industrial Automation, Switching Power Supplies & Passive Components
3,034,686	Advantech	23,075,971
	Industrial PC & Components
13,516,000	Vanguard International Semiconductor	22,943,033
	Semiconductor Foundry
1,925,000	Ginko International	22,115,216
	Contact Lens Maker in China
7,611,000	Chroma Ate	18,886,325
	Automatic Test Systems, Testing & Measurement Instruments
10,016,881	Lite-On Technology	12,957,953
	Mobile Device, LED & PC Server Component Supplier
211,750	Hermes Microvision	12,182,406
	E-Beam Inspection Systems for Semiconductor Integrated Circuits
1,000,000	Voltronic Power	9,900,562
	Uninterruptible Power Supply Products
		367,128,325
	> India 4.0%
13,478,000	Zee Entertainment Enterprises	73,597,561
	Indian Programmer of Pay Television Content
3,423,265	Asian Paints	44,411,409
	Indian Paint Company
6,229,667	Bharti Infratel	38,324,926
	Communications Towers
90,000	Bosch	36,559,217
	Automotive Parts
1,204,602	Container Corporation of India	30,474,445
	Railway Cargo Services
6,095,000	Adani Ports & Special Economic Zone	30,011,065
	Indian West Coast Shipping Port
920,000	Colgate Palmolive India	29,600,896
	Consumer Products in Oral Care
1,850,000	United Breweries	29,564,791
	Indian Brewer
		312,544,310
	> Singapore 3.0%
11,000,000	Singapore Exchange	65,223,007
	Singapore Equity & Derivatives Market Operator
55,000,000	Mapletree Commercial Trust	64,124,626
	Retail & Office Property Landlord
13,500,000	Ascendas REIT	25,464,137
	Industrial Property Landlord
8,500,000	Petra Foods	23,654,304
	Chocolate Manufacturer in Southeast Asia
17,742,000	CDL Hospitality Trust	22,688,971
	Hotel Owner Operator
20,865,750	Mapletree Logistics Trust	18,929,470
	Industrial Property Landlord
15,000,000	Mapletree Industrial Trust	17,254,695
	Industrial Property Landlord
		237,339,210
	> Korea 2.9%
536,317	KT&G	42,878,289
	Tobacco & Ginseng Products
249,671	CJ Corp	39,562,070
	Holding Company of Korean Consumer Conglomerate
631,865	LS Industrial Systems	36,302,491
	Electrical & Automation Equipment
145,900	Nongshim	32,000,598
	Instant Noodles, Snacks & Bottled Water
1,119,428	LF Corp	31,943,755
	Apparel Design & Retail
1,187,900	Cheil Worldwide (c)	25,734,223
	Advertising
475,576	Grand Korea Leisure (a)	16,189,361
	‘Foreigner Only’ Casino Group in Korea

Number of Shares		Value
	> Korea—continued
578,438	CJ Hellovision	$6,430,412
	Cable TV, Broadband & Mobile Virtual Network Operator
		231,041,199
	> China 2.8%
28,645,000	China Everbright International	48,043,333
	Private Municipal Waste Operator
90,360,000	Sihuan Pharmaceuticals (d)	47,915,014
	Chinese Generic Drug Manufacturer
850,000	WuXi PharmaTech - ADR (c)	32,963,000
	Contract Research Organization in China
560,250	BitAuto - ADR (a)(c)	28,505,520
	Automotive Information Website for Buyers & Dealers
23,671,000	Sino Biopharmaceutical	23,947,553
	Pharmaceutical Developer
47,500,000	AMVIG Holdings (b)	21,199,203
	Chinese Tobacco Packaging Material Supplier
32,790,000	NewOcean Energy (a)	16,214,941
	Southern China Liquefied Petroleum Gas Distributor
		218,788,564
	> Hong Kong 2.0%
52,849,000	Mapletree Greater China Commercial Trust	40,044,589
	Retail & Office Property Landlord
1,800,000	Melco Crown Entertainment - ADR	38,628,000
	Macau Casino Operator
15,000,000	Melco International	25,241,556
	Macau Casino Operator
13,120,000	Lifestyle International	23,387,925
	Mid- to High-end Department Store Operator in Hong Kong & China
9,347,000	Vitasoy International	14,612,505
	Hong Kong Soy Food Brand
25,223,000	Sa Sa International (a)	12,331,562
	Cosmetics Retailer
4,358,000	Kingboard Chemicals	6,896,783
	Paper & Glass Laminates, PCB, Specialty Chemicals & Properties
		161,142,920
	> Indonesia 1.6%
19,000,000	Matahari Department Store	28,572,485
	Department Store Chain in Indonesia
33,000,000	Tower Bersama Infrastructure	23,913,958
	Communications Towers
43,000,000	Link Net (c)	19,650,096
	Fixed Broadband & CATV Service Provider
324,290,000	Ace Indonesia	18,222,015
	Home Improvement Retailer
220,150,800	Arwana Citramulia	13,638,405
	Ceramic Tiles for Home Decoration
6,000,000	Mayora Indah	13,247,935
	Consumer Branded Food Manufacturer
54,460,800	MNC Sky Vision	6,872,682
	Satellite Pay TV Operator in Indonesia
11,854,300	Surya Citra Media	3,075,780
	Free to Air TV Station in Indonesia
		127,193,356
	> Philippines 1.2%
16,000,000	Robinsons Retail Holdings	30,067,114
	Multi-format Retailer in the Philippines
31,000,000	Puregold Price Club	28,802,453
	Supermarket Operator in the Philippines
90,000,000	Melco Crown (Philippines) Resorts	18,437,287
	Integrated Resort Operator in Manila
3,106,980	Universal Robina	15,694,116
	Branded Consumer Food Manufacturer in the Philippines
		93,000,970
	> Thailand 1.1%
4,360,000	Airports of Thailand	37,468,787
	Airport Operator of Thailand
107,731,500	Home Product Center	26,982,536
	Home Improvement Retailer
14,485,000	Robinson Department Store	21,137,451
	Department Store Operator in Thailand
		85,588,774
	> Cambodia 0.5%
60,000,000	Nagacorp	39,837,465
	Casino & Entertainment Complex in Cambodia

	> Malaysia 0.4%
43,839,000	7-Eleven Malaysia Holdings	18,939,490
	Exclusive 7-Eleven Franchisor for Malaysia
17,441,500	Aeon	13,924,175
	Shopping Center & Department Store Operator
410,300	Astro Malaysia Holdings	353,945
	Largest Pay TV Operator in Malaysia
		33,217,610
Asia: Total		3,659,724,453

Europe 30.3%
	> United Kingdom 9.7%
1,300,000	Spirax Sarco	65,733,891
	Steam Systems for Manufacturing & Process Industries
3,300,000	Babcock International	48,139,956
	Public Sector Outsourcer
2,430,000	WH Smith	46,690,913
	Newsprint, Books & General Stationery Retailer
1,980,000	Aggreko	44,788,588
	Temporary Power & Temperature Control Services

Number of Shares		Value
	> United Kingdom—continued
2,630,000	Jardine Lloyd Thompson Group	$40,847,051
	International Business Insurance Broker
45,000,000	Cable and Wireless	40,580,484
	Telecommunications Service Provider in the Caribbean
872,000	Rightmove	38,685,198
	Internet Real Estate Listings
473,398	Whitbread	36,759,324
	UK Hotelier & Coffee Shop
39,805,000	Assura	36,756,594
	UK Primary Health Care Property Developer
4,800,000	Abcam	34,478,114
	Online Sales of Antibodies
14,379,428	Connect Group (b)	32,902,209
	Newspaper & Magazine Distributor
958,646	Fidessa Group	31,370,544
	Software for Financial Trading Systems
2,660,000	Domino’s Pizza UK & Ireland	30,584,995
	Pizza Delivery in the UK, Ireland & Germany
7,430,000	Polypipe	30,361,802
	Manufacturer of Plastic Piping & Fittings
4,372,390	Halfords	29,768,064
	UK Retailer of Leisure Goods & Auto Parts
2,725,000	Halma	28,155,791
	Health & Safety Sensor Technology
4,712,000	Ocado (c)	24,555,590
	Online Grocery Retailer
5,650,001	Elementis	24,268,770
	Specialty Chemicals
3,075,000	PureCircle (c)	23,605,530
	Natural Sweeteners
1,280,000	Smith & Nephew	21,826,005
	Medical Equipment & Supplies
908,500	AVEVA	19,859,269
	Engineering Software
5,800,000	RPS Group	19,384,181
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
1,480,000	Shaftesbury	18,204,048
	London Prime Retail REIT
		768,306,911
	> Sweden 3.3%
1,723,394	Hexagon	61,189,258
	Design, Measurement & Visualization Software & Equipment
948,422	Unibet	52,034,555
	European Online Gaming Operator
3,255,024	Sweco	41,767,331
	Engineering Consultants
1,137,000	Modern Times Group	34,819,232
	Leading Nordic TV Broadcaster
1,044,000	Mekonomen	27,578,479
	Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
856,000	Swedish Match	25,168,699
	Swedish Snus
979,403	Recipharm	20,868,244
	Contract Development Manufacturing Organization
		263,425,798
	> Germany 3.2%
608,000	MTU Aero Engines	59,565,285
	Airplane Engine Components & Services
1,350,000	Wirecard	56,896,015
	Online Payment Processing & Risk Management
795,000	NORMA Group	39,914,542
	Clamps for Automotive & Industrial Applications
117,000	Rational	39,108,699
	Commercial Ovens
795,000	Aurelius	33,200,743
	European Turnaround Investor
745,000	Elringklinger	22,335,498
	Automobile Components
		251,020,782
	> Spain 2.5%
10,110,000	Distribuidora Internacional de Alimentación	78,898,061
	Discount Retailer in Spain & Latin America
671,000	Viscofan	40,997,093
	Sausage Casings Maker
6,564,000	Prosegur	37,381,026
	Security Guards
830,000	Bolsas y Mercados Españoles	36,962,561
	Spanish Stock Markets
		194,238,741
	> France 2.5%
1,350,000	Neopost	74,248,723
	Postage Meter Machines
1,110,000	Eutelsat	36,820,093
	Fixed Satellite Services
163,400	Norbert Dentressangle	27,653,030
	European Logistics & Transport Group
729,096	Saft	26,646,043
	Niche Battery Manufacturer
90,000	Eurofins Scientific	24,223,322
	Food, Pharmaceuticals & Materials Screening & Testing
1,831,204	Hi-Media (a)(c)	4,331,806
	Online Advertiser in Europe
		193,923,017
	> Netherlands 2.4%
2,103,770	Aalberts Industries	66,210,805
	Flow Control & Heat Treatment
718,124	Vopak	39,631,057
	Operator of Petroleum & Chemical Storage Terminals
324,700	Gemalto	25,871,571
	Digital Security Solutions

Number of Shares		Value
	> Netherlands—continued
790,670	Arcadis	$25,392,286
	Engineering Consultants
1,201,000	Brunel	22,973,243
	Temporary Specialist & Energy Staffing
114,395	Core Labs (a)	11,953,133
	Oil & Gas Reservoir Consulting
		192,032,095
	> Switzerland 2.0%
179,000	Geberit	66,984,611
	Plumbing Supplies
213,500	Partners Group	63,650,182
	Private Markets Asset Management
72,500	INFICON	25,906,179
	Gas Detection Instruments
		156,540,972
	> Denmark 1.6%
1,932,063	SimCorp	63,395,100
	Software for Investment Managers
1,315,800	Novozymes	60,064,949
	Industrial Enzymes
		123,460,049
	> Finland 1.1%
7,766,000	Sponda	33,325,704
	Office, Retail & Logistics Properties
1,669,000	Tikkurila	31,826,484
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
711,000	Konecranes	22,404,346
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		87,556,534
	> Norway 0.7%
2,613,864	Atea	29,446,002
	Nordic IT Hardware/Software Reseller & Integrator
3,784,000	Orkla	28,559,071
	Food & Brands, Aluminum, Chemicals Conglomerate
		58,005,073
	> Italy 0.6%
1,909,000	Pirelli	31,599,156
	Global Tire Supplier
385,950	Industria Macchine Automatiche	18,158,768
	Food & Drugs Packaging & Machinery
		49,757,924
	> Kazakhstan 0.5%
5,143,000	Halyk Savings Bank of Kazakhstan - GDR	38,006,770
	Retail Bank & Insurer in Kazakhstan
	> Belgium 0.2%
516,965	EVS Broadcast Equipment	19,241,329
	Digital Live Mobile Production Software & Systems
Europe: Total		2,395,515,995

Other Countries 16.8%
	> Canada 4.6%
800,772	CCL Industries	90,095,148
	Global Label Converter
898,000	Vermilion Energy (a)	37,754,925
	Canadian Exploration & Production Company
3,188,000	CAE	37,202,353
	Flight Simulator Equipment & Training Centers
1,067,730	ShawCor	29,674,388
	Oil & Gas Pipeline Products
490,200	Onex Capital	28,466,472
	Private Equity
2,115,898	Rona	27,063,714
	Canadian Home Improvement Retailer
363,000	Keyera	24,146,500
	Integrated Supply of Hydrocarbon Processing, Transport & Storage
1,010,000	Prairie Sky Royalty	23,827,563
	Canadian Owner of Oil & Gas Mineral Interests
3,360,105	DeeThree Exploration (b)(c)	16,899,348
1,130,000	DeeThree Exploration (b)(c)(e)	5,569,569
	Canadian Oil & Gas Producer
531,286	Ag Growth	21,586,181
	Manufacturer of Augers & Grain Handling Equipment
1,358,857	Baytex	21,489,800
	Oil & Gas Producer in Canada
		363,775,961
	> South Africa 4.4%
13,683,594	Coronation Fund Managers	110,604,076
	South African Fund Manager
493,188	Naspers	75,650,609
	Media in Africa, China, Russia & other Emerging Markets
19,045,300	Rand Merchant Insurance	72,523,066
	Directly Sold Property & Casualty Insurance; Holdings in other Insurers
2,644,083	Mr. Price	56,551,952
	South African Retailer of Apparel, Household & Sporting Goods
8,679,940	Northam Platinum (c)	32,809,939
	Platinum Mining in South Africa
		348,139,642
	> Australia 4.0%
46,578,144	Spotless	80,341,311
	Facility Management & Catering Company
2,428,257	Domino’s Pizza Enterprises	68,488,949
	Domino’s Pizza Operator in Australia & New Zealand
12,550,000	Challenger Financial	68,127,203
	Annuity Provider in Australia
4,270,000	Amcor	45,496,668
	Global Leader in Flexible & Rigid Packaging
5,260,000	IAG	24,348,489
	General Insurance Provider

Number of Shares		Value
	> Australia—continued
5,000,000	Estia Health (c)	$23,344,573
	Residential Aged Care Operator
1,217,356	Austbrokers	8,025,667
	Local Australian Small Business Insurance Broker
		318,172,860
	> United States 1.8%
350,000	Cimarex Energy	40,281,500
	Oil & Gas Producer in Texas, New Mexico & Oklahoma
350,000	Synageva BioPharma (a)(c)	34,135,500
	Biotech Focused on Orphan Diseases
912,000	Bladex	29,904,480
	Latin American Trade Financing House
933,297	Textainer Group Holdings	27,989,577
	Top International Container Leasor
634,500	Hornbeck Offshore (c)	11,934,945
	Supply Vessel Operator in Gulf of Mexico
		144,246,002
	> New Zealand 1.1%
10,800,000	Auckland International Airport	36,276,163
	Auckland Airport Operator
8,000,000	Sky City Entertainment	24,485,318
	Casino & Entertainment Complex
4,011,000	Ryman Healthcare	23,473,337
	Retirement Village Operator
		84,234,818
	> Israel 0.6%
791,000	Caesarstone	48,021,610
	Quartz Countertops

	> Egypt 0.3%
3,119,000	Commercial International Bank of Egypt	22,992,074
	Leading Private Universal Bank in Egypt
Other Countries: Total		1,329,582,967

Latin America 2.7%
	> Brazil 1.1%
3,500,000	Localiza Rent A Car	40,115,305
	Car Rental
6,487,000	Odontoprev	22,256,474
	Dental Insurance
1,400,000	Linx	20,423,932
	Retail Management Software in Brazil
3,421,215	Beadell Resources	668,635
	Gold Mining in Brazil
		83,464,346
	> Mexico 0.7%
252,000	Grupo Aeroportuario del Sureste - ADR (c)	33,873,840
	Mexican Airport Operator
12,339,000	Qualitas	22,326,443
	Auto Insurer in Mexico & Central America
		56,200,283

	> Colombia 0.3%
23,377,000	Isagen	27,423,019
	Colombian Electricity Provider

	> Guatemala 0.2%
1,626,600	Tahoe Resources	17,825,753
	Silver Project in Guatemala

	> Chile 0.2%
921,000	Sociedad Quimica y Minera de Chile - ADR	16,808,250
	Producer of Specialty Fertilizers, Lithium & Iodine

	> Uruguay 0.2%
1,306,818	Union Agriculture Group (c)(d)(e)	14,231,248
	Farmland Operator in Uruguay
Latin America: Total		215,952,899
Total Equities: 96.0% (Cost: $5,887,120,937)		7,600,776,314	(f)

Short-Term Investments 3.0%
220,000,000	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	220,000,000
18,955,990	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	18,955,990
Total Short-Term Investments: 3.0% (Cost: $238,955,990)		238,955,990
Securities Lending Collateral 0.8%
64,494,251	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	64,494,251
Total Securities Lending Collateral: 0.8% (Cost: $64,494,251)		64,494,251

Total Investments: 99.8% (Cost: $6,190,571,178)(h)		7,904,226,555	(i)

Obligation to Return Collateral for Securities Loaned: (0.8)%		(64,494,251)

Cash and Other Assets Less Liabilities: 1.0%		76,968,177

Net Assets: 100.0%		$7,916,700,481

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)  All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $61,874,636.

(b)  An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/15	Value	Dividend
Connect Group	14,379,428	—	—	14,379,428	$32,902,209	$1,445,996
Tamron	1,402,000	—	—	1,402,000	30,165,507	—
DeeThree Exploration	3,298,377	1,191,728	—	4,490,105	22,468,917	—
AMVIG Holdings	35,119,000	12,381,000	—	47,500,000	21,199,203	1,771,515
Icom	835,000	—	—	835,000	20,067,394	105,159
Total of Affiliated Transactions	55,033,805	13,572,728	—	68,606,533	$126,803,230	$3,322,670

The aggregate cost and value of these companies at March 31, 2015, was $135,989,948 and $126,803,230, respectively. Investments in affiliated companies represented 1.60% of the Fund’s total net assets at March 31, 2015.

(c)          Non-income producing security.

(d)         Illiquid security.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2015, the market value of these securities amounted to $19,800,817, which represented 0.25% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$14,231,248
DeeThree Exploration	9/7/10	1,130,000	2,950,812	5,569,569
			$17,950,812	$19,800,817

(f)           On March 31, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,752,901,750	22.1
Euro	975,817,289	12.3
British Pound	768,306,911	9.7
U.S. Dollar	407,237,374	5.2
Other currencies less than 5% of total net assets	3,696,512,990	46.7
Total Equities	$7,600,776,314	96.0

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $6,190,571,178 and net unrealized appreciation was $1,713,655,377 consisting of gross unrealized appreciation of $2,053,936,632 and gross unrealized depreciation of $340,281,255.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•          Level 1 — quoted prices in active markets for identical securities

•          Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•          Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at

> Notes to Statement of Investments

amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$100,096,520	$3,511,712,919	$47,915,014	$3,659,724,453
Europe	11,953,133	2,383,562,862	—	2,395,515,995
Other Countries	550,474,004	779,108,963	—	1,329,582,967
Latin America	201,053,016	668,635	14,231,248	215,952,899
Total Equities	863,576,673	6,675,053,379	62,146,262	7,600,776,314
Total Short-Term Investments	238,955,990	—	—	238,955,990
Total Securities Lending Collateral	64,494,251	—	—	64,494,251
Total Investments	$1,167,026,914	$6,675,053,379	$62,146,262	$7,904,226,555

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$55,274,689	$55,274,689	$—

There were no transfers of financial assets between levels 1 and 2 during the period. Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL®

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Machinery	$530,793,001	6.7
Industrial Materials & Specialty Chemicals	517,728,665	6.5
Other Industrial Services	440,656,780	5.6
Electrical Components	227,017,895	2.9
Outsourcing Services	188,835,536	2.4
Conglomerates	167,532,689	2.1
Construction	97,346,414	1.2
Waste Management	48,043,333	0.6
Industrial Distribution	12,770,515	0.2
	2,230,724,828	28.2
> Consumer Goods & Services
Retail	664,552,991	8.4
Food & Beverage	291,855,950	3.7
Casinos & Gaming	214,853,543	2.7
Nondurables	179,214,101	2.3
Restaurants	135,833,268	1.7
Other Durable Goods	118,142,373	1.5
Consumer Goods Distribution	107,620,742	1.3
Furniture & Textiles	48,021,610	0.6
Educational Services	40,933,231	0.5
Travel	40,115,304	0.5
Apparel	31,943,755	0.4
Consumer Electronics	30,165,507	0.4
Other Consumer Services	23,387,925	0.3
	1,926,640,300	24.3
> Information
Business Software	228,975,021	2.9
Internet Related	142,841,327	1.8
Financial Processors	122,119,022	1.5
Mobile Communications	116,418,269	1.5
Computer Hardware & Related Equipment	114,747,101	1.4
Semiconductors & Related Equipment	95,259,120	1.2
Entertainment Programming	73,597,561	0.9
Instrumentation	70,661,521	0.9
Advertising	68,287,818	0.9
Computer Services	56,289,302	0.7
Satellite Broadcasting & Services	44,046,720	0.6
Telephone & Data Services	40,580,484	0.5
TV Broadcasting	37,895,011	0.5
Business Information & Marketing Services	29,853,954	0.4
Cable TV	26,080,507	0.3
Telecommunications Equipment	25,188,620	0.3
	1,292,841,358	16.3
> Finance
Insurance	258,454,394	3.3
Banks	191,353,858	2.4
Brokerage & Money Management	174,254,258	2.2
Finance Companies	56,456,049	0.7
Financial Processors	36,962,561	0.5
	717,481,120	9.1
> Other Industries
Real Estate	455,418,019	5.8
Transportation	202,031,927	2.6
Regulated Utilities	27,423,019	0.3
	684,872,965	8.7
> Health Care
Pharmaceuticals	185,339,101	2.4
Medical Supplies	90,091,589	1.1
Medical Equipment & Devices	46,918,399	0.6
Health Care Services	46,817,909	0.5
Biotechnology & Drug Delivery	34,135,501	0.5
	403,302,499	5.1
> Energy & Minerals
Oil & Gas Producers	145,822,704	1.9
Mining	63,257,461	0.8
Oil Refining, Marketing & Distribution	79,992,498	1.0
Oil Services	41,609,333	0.5
Agricultural Commodities	14,231,248	0.1
	344,913,244	4.3

Total Equities:	7,600,776,314	96.0
Short-Term Investments:	238,955,990	3.0
Securities Lending Collateral:	64,494,251	0.8
Total Investments:	7,904,226,555	99.8

Obligation to Return Collateral for Securities Loaned:	(64,494,251)	(0.8)
Cash and Other Assets Less Liabilities:	76,968,177	1.0
Net Assets:	$7,916,700,481	100.0

COLUMBIA ACORN USA®

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
	Equities: 94.3%
Information 23.8%
	> Business Software 8.0%
230,000	Ansys (a)	$20,283,700
	Simulation Software for Engineers & Designers
249,424	SPS Commerce (a)	16,736,351
	Supply Chain Management Software Delivered via the Web
116,929	NetSuite (a)	10,846,334
	End-to-end IT Systems Solution Delivered via the Web
373,934	Textura (a)	10,163,526
	Construction Vendor Management Software
196,000	Solera Holdings	10,125,360
	Software for Automotive Insurance Claims Processing
214,000	Informatica (a)	9,384,970
	Enterprise Data Integration Software
145,000	DemandWare (a)	8,830,500
	E-Commerce Website Platform for Retailers & Apparel Manufacturers
816,768	Amber Road (a)	7,555,104
	Global Trade Management Software Delivered via the Web
82,000	Envestnet (a)	4,598,560
	Technology Platform for Investment Advisors
97,000	Fleetmatics (a)	4,350,450
	Fleet Management Software
394,187	inContact (a)	4,296,638
	Call Center Systems Delivered via the Web & Telco Services
		107,171,493
	> Instrumentation 6.6%
141,000	Mettler-Toledo International (a)	46,339,650
	Laboratory Equipment
383,000	IPG Photonics (a)	35,504,100
	Fiber Lasers
274,000	Trimble Navigation (a)	6,904,800
	GPS-based Instruments
		88,748,550
	> Computer Services 3.1%
506,000	ExlService Holdings (a)	18,823,200
	Business Process Outsourcing
227,000	Virtusa (a)	9,393,260
	Offshore IT Outsourcing
327,000	WNS - ADR (a)	7,952,640
	Offshore Business Process Outsourcing Services
432,000	Hackett Group	3,862,080
	IT Integration & Best Practice Research
302,000	RCM Technologies	2,023,400
	Technology & Engineering Services
		42,054,580
	> Semiconductors & Related Equipment 1.4%
152,000	Monolithic Power Systems	8,002,800
	High Performance Analog & Mixed Signal Integrated Circuits
970,000	Atmel	7,983,100
	Microcontrollers, Radio Frequency & Memory Semiconductors
600,000	Rubicon Technology (a)(b)	2,364,000
	Producer of Sapphire for the Lighting, Electronics & Automotive Industries
		18,349,900
	> Computer Hardware & Related Equipment 1.2%
101,000	Rogers (a)	8,303,210
	Printed Circuit Materials & High Performance Foams
78,000	Belden	7,297,680
	Specialty Cable
		15,600,890
	> Mobile Communications 0.8%
422,081	Gogo (a)(b)	8,044,864
	Provider of Wi-Fi on Airplanes
23,000	SBA Communications (a)	2,693,300
	Communications Towers
		10,738,164
	> Internet Related 0.7%
280,831	RetailMeNot (a)(b)	5,057,766
	Digital Coupon Marketplace
951,000	Vonage (a)	4,669,410
	Business & Consumer Internet Telephony
		9,727,176
	> Telecommunications Equipment 0.7%
484,278	Infinera (a)	9,525,748
	Optical Networking Equipment
	> Financial Processors 0.6%
77,000	Global Payments	7,059,360
	Credit Card Processor
153,000	Liquidity Services (a)	1,511,640
	E-Auctions for Surplus & Salvage Goods
		8,571,000
	> Business Information & Marketing Services 0.4%
211,000	RPX (a)	3,036,290
	Patent Aggregation & Defensive Patent Consulting
218,000	Bankrate (a)	2,472,120
	Internet Advertising for the Insurance, Credit Card & Banking Markets
		5,508,410
	> Telephone & Data Services 0.3%
621,000	Boingo Wireless (a)	4,682,340
	Wi-Fi & Cellular Communications Networks
Information: Total		320,678,251

Number of Shares		Value
Industrial Goods & Services 21.9%
	> Machinery 17.3%
793,000	Ametek	$41,664,220
	Aerospace/Industrial Instruments
515,000	Nordson	40,345,100
	Dispensing Systems for Adhesives & Coatings
725,500	HEICO	35,941,270
	FAA-approved Aircraft Replacement Parts
855,000	Donaldson	32,242,050
	Industrial Air Filtration
238,000	Moog (a)	17,861,900
	Motion Control Products for Aerospace, Defense & Industrial Markets
222,000	Toro	15,566,640
	Turf Maintenance Equipment
276,000	Generac (a)	13,438,440
	Standby Power Generators
247,000	ESCO Technologies	9,628,060
	Industrial Filtration & Advanced Measurement Equipment
91,000	Middleby (a)	9,341,150
	Manufacturer of Cooking Equipment
239,000	Kennametal	8,051,910
	Consumable Cutting Tools
149,293	Dorman Products (a)(b)	7,427,327
	Aftermarket Auto Parts Distributor
64,000	Graham	1,534,080
	Designer & Builder of Vacuum & Heat Transfer Equipment for Process Industries
		233,042,147
	> Industrial Materials & Specialty Chemicals 2.4%
539,000	Drew Industries	33,170,060
	RV & Manufactured Home Components

	> Electrical Components 1.3%
64,000	Acuity Brands	10,762,240
	Commercial Lighting Fixtures
260,598	Thermon (a)	6,272,594
	Global Engineered Thermal Solutions
		17,034,834
	> Industrial Distribution 0.5%
90,000	WESCO International (a)	6,290,100
	Industrial Distributor

	> Construction 0.4%
449,000	PGT (a)	5,017,575
	Wind Resistant Windows & Doors
Industrial Goods & Services: Total		294,554,716

Consumer Goods & Services 14.8%
	> Travel 3.7%
425,950	Avis Budget Group (a)	25,137,439
	Car Rental Company
281,000	HomeAway (a)	8,477,770
	Vacation Rental Online Marketplace
345,000	Hertz (a)	7,479,600
	U.S. Rental Car Operator
89,666	Choice Hotels	5,744,901
	Franchisor of Budget Hotel Brands
29,000	Vail Resorts	2,999,180
	Ski Resort Operator & Developer
		49,838,890
	> Retail 3.0%
207,500	Burlington Stores (a)	12,329,650
	Off-price Apparel Retailer
234,000	The Fresh Market (a)	9,509,760
	Specialty Food Retailer
147,845	Shutterfly (a)	6,688,508
	Internet Photo-centric Retailer
73,931	Casey’s General Stores	6,661,183
	Owner/Operator of Convenience Stores
203,784	Michaels Stores (a)	5,514,395
	Craft & Hobby Specialty Retailer
		40,703,496
	> Consumer Goods Distribution 2.5%
260,000	Pool	18,137,600
	Swimming Pool Supplies & Equipment Distributor
134,000	United Natural Foods (a)	10,323,360
	Distributor of Natural/Organic Foods to Grocery Stores
268,276	The Chefs’ Warehouse (a)	6,017,431
	Distributor of Specialty Foods to Fine Dining Restaurants
		34,478,391
	> Other Durable Goods 2.2%
187,000	Cavco Industries (a)	14,036,220
	Manufactured Homes
297,000	Select Comfort (a)	10,237,590
	Specialty Mattresses
296,000	Gentex	5,416,800
	Manufacturer of Auto Parts
		29,690,610
	> Furniture & Textiles 1.5%
189,814	Caesarstone (Israel)	11,523,608
	Quartz Countertops
357,000	Knoll	8,364,510
	Office Furniture
		19,888,118
	> Restaurants 0.7%
79,000	Papa John’s International	4,882,990
	Franchisor of Pizza Restaurants
68,000	Fiesta Restaurant Group (a)	4,148,000
	Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana
		9,030,990
	> Other Consumer Services 0.7%
252,000	Blackhawk Network (a)	8,958,600
	Third-party Distributor of Prepaid Content, Mostly Gift Cards

Number of Shares		Value
	> Leisure Products 0.5%
359,668	Performance Sports Group (a)	$7,013,526
	Sporting Goods Manufacturer
Consumer Goods & Services: Total		199,602,621

Finance 12.7%
	> Banks 7.9%
733,000	MB Financial	22,950,230
	Chicago Bank
140,000	SVB Financial Group (a)	17,785,600
	Bank to Venture Capitalists
930,000	Associated Banc-Corp	17,298,000
	Midwest Bank
392,597	Lakeland Financial	15,931,586
	Indiana Bank
1,484,641	First Busey	9,932,249
	Illinois Bank
228,000	Hancock Holding	6,808,080
	Gulf Coast Bank
695,000	TrustCo Bank	4,781,600
	New York State Bank
172,101	Sandy Spring Bancorp	4,514,209
	Baltimore & Washington, D.C. Bank
379,000	First Commonwealth	3,411,000
	Western Pennsylvania Bank
154,849	Guaranty Bancorp	2,626,239
	Colorado Bank
		106,038,793
	> Finance Companies 2.8%
495,208	CAI International (a)	12,167,261
	International Container Leasing
135,125	World Acceptance (a)(b)	9,853,315
	Personal Loans
418,543	Marlin Business Services	8,383,416
	Small Equipment Leasing
227,000	McGrath Rentcorp	7,470,570
	Mini-rental Conglomerate
		37,874,562
	> Insurance 0.9%
515,590	Patriot National (a)	6,547,993
	Underwriting, Claims Administration & Case Management Outsourcing for Workers Comp Insurers
135,000	Allied World Assurance Company Holdings	5,454,000
	Commercial Lines Insurance/Reinsurance
		12,001,993
	> Savings & Loans 0.6%
373,487	LegacyTexas	8,489,359
	Texas Thrift

	> Brokerage & Money Management 0.5%
139,000	SEI Investments	6,128,510
	Mutual Fund Administration & Investment Management
Finance: Total		170,533,217

Health Care 12.5%
	> Biotechnology & Drug Delivery 5.2%
271,469	Synageva BioPharma (a)(b)	26,476,371
	Biotech Focused on Orphan Diseases
286,800	Seattle Genetics (a)	10,138,380
	Antibody-based Therapies for Cancer
154,000	Ultragenyx Pharmaceutical (a)	9,561,860
	Biotech Focused on “Ultra-Orphan” Drugs
280,300	Celldex Therapeutics (a)	7,811,961
	Biotech Developing Drugs for Cancer
17,800	Intercept Pharmaceuticals (a)(b)	5,019,956
	Biotech Developing Drugs for Several Diseases
338,500	Sarepta Therapeutics (a)(b)	4,495,280
	Biotech Focused on Rare Diseases
40,100	Alnylam Pharmaceuticals (a)	4,187,242
	Biotech Developing Drugs Primarily for Rare Diseases
26,000	Agios Pharmaceuticals (a)(b)	2,451,800
	Biotech Focused on Cancer & Orphan Diseases
		70,142,850
	> Medical Supplies 3.3%
494,500	Cepheid (a)	28,137,050
	Molecular Diagnostics
135,200	Bio-Techne	13,559,208
	Maker of Consumables & Systems for the Life Science Market
86,300	VWR (a)	2,242,937
	Distributor of Lab Supplies
		43,939,195
	> Health Care Services 1.8%
184,500	Medidata Solutions (a)	9,047,880
	Cloud-based Software for Drug Studies
154,200	HealthSouth	6,840,312
	Inpatient Rehabilitation Facilities & Home Health Care
110,500	Envision Healthcare Holdings (a)	4,237,675
	Provider of Health Care Outsourcing Services
343,600	Allscripts Healthcare Solutions (a)	4,109,456
	Health Care IT
46,268	Castlight Health (a)	359,040
	Provider of Cloud-based Software for Managing Health Care Costs
		24,594,363
	> Pharmaceuticals 1.5%
442,117	Akorn (a)	21,004,979
	Developer, Manufacturer & Distributor of Specialty Generic Drugs

	> Medical Equipment & Devices 0.7%
200,300	Wright Medical Group (a)	5,167,740
	Foot & Ankle Replacement

Number of Shares		Value
	> Medical Equipment & Devices—continued
61,200	Abaxis	$3,923,532
	Instruments & Tests for Vet & Medical Markets
		9,091,272
Health Care: Total		168,772,659

Other Industries 6.2%
	> Real Estate 4.3%
611,000	Extra Space Storage	41,285,270
	Self Storage Facilities
328,933	EdR	11,637,649
	Student Housing
91,000	Post Properties	5,180,630
	Multifamily Properties
		58,103,549
	> Transportation 1.9%
468,091	Rush Enterprises, Class A (a)	12,806,970
105,000	Rush Enterprises, Class B (a)	2,595,600
	Truck Sales & Service
414,000	Heartland Express	9,836,640
	Regional Trucker
		25,239,210
Other Industries: Total		83,342,759

Energy & Minerals 2.4%
	> Oil & Gas Producers 1.7%
148,000	Carrizo Oil & Gas (a)	7,348,200
	Oil & Gas Producer
89,000	SM Energy	4,599,520
	Oil & Gas Producer
83,000	PDC Energy (a)	4,485,320
	Oil & Gas Producer in the United States
77,000	Clayton Williams (a)	3,898,510
	Oil & Gas Producer
159,000	Rosetta Resources (a)	2,706,180
	Oil & Gas Producer Exploring in Texas
		23,037,730
	> Oil Services 0.4%
137,000	Hornbeck Offshore (a)	2,576,970
	Supply Vessel Operator in Gulf of Mexico
51,000	Gulfport Energy (a)	2,341,410
	Oil & Gas Producer Focused on Utica Shale in Ohio
		4,918,380
	> Mining 0.3%
39,000	Core Labs (Netherlands) (b)	4,075,110
	Oil & Gas Reservoir Consulting
Energy & Minerals: Total		32,031,220

Total Equities: 94.3% (Cost: $655,552,202)		1,269,515,443	(c)

Short-Term Investments 4.7%
64,164,090	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	64,164,090

Total Short-Term Investments: 4.7% (Cost: $64,164,090)		64,164,090

Securities Lending Collateral 2.6%
34,441,850	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	34,441,850

Total Securities Lending Collateral: 2.6% (Cost: $34,441,850)		34,441,850

Total Investments: 101.6% (Cost: $754,158,142)(e)		1,368,121,383	(f)

Obligation to Return Collateral for Securities Loaned: (2.6)%		(34,441,850)

Cash and Other Assets Less Liabilities: 1.0%		12,248,583

Net Assets: 100.0%		$1,345,928,116

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $33,038,748.

(c)          On March 31, 2015, the market value of foreign securities represented 1.16% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Israel	$11,523,608	0.86
Netherlands	4,075,110	0.30
Total Foreign Portfolio	$15,598,718	1.16

(d)         Investment made with cash collateral received from securities lending activity.

> Notes to Statement of Investments

(e)          At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $754,158,142 and net unrealized appreciation was $613,963,241 consisting of gross unrealized appreciation of $641,020,566 and gross unrealized depreciation of $27,057,325.

(f)           Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$320,678,251	$—	$—	$320,678,251
Industrial Goods & Services	294,554,716	—	—	294,554,716
Consumer Goods & Services	199,602,621	—	—	199,602,621
Finance	170,533,217	—	—	170,533,217
Health Care	168,772,659	—	—	168,772,659
Other Industries	83,342,759	—	—	83,342,759
Energy & Minerals	32,031,220	—	—	32,031,220
Total Equities	1,269,515,443	—	—	1,269,515,443
Total Short-Term Investments	64,164,090	—	—	64,164,090
Total Securities Lending Collateral	34,441,850	—	—	34,441,850
Total Investments	$1,368,121,383	$—	$—	$1,368,121,383

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN INTERNATIONAL SELECTSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
	Equities: 95.0%
Asia 43.5%
	> Japan 25.2%
297,400	Recruit Holdings	$9,279,314
	Recruitment & Media Services
399,000	KDDI	9,014,420
	Mobile & Fixed Line Communication Service Provider in Japan
132,000	Secom	8,804,444
	Security Services
190,000	Japan Tobacco	6,006,824
	Cigarettes
206,300	NGK Spark Plug	5,537,919
	Automobile Parts
777,000	Seven Bank	3,831,182
	ATM Processing Services
181,000	Park24	3,703,214
	Parking Lot Operator
2,560	Orix JREIT	3,666,566
	Diversified REIT
1,600	Nippon Prologis REIT	3,522,192
	Logistics REIT in Japan
133,000	Aeon Mall	2,633,814
	Suburban Shopping Mall Developer, Owner & Operator
1,300	Japan Retail Fund	2,583,207
	Largest Retail REIT in Japan
32,200	Rinnai	2,386,372
	Gas Appliances for Home & Commercial Use
		60,969,468
	> Singapore 11.3%
2,036,000	Singapore Exchange	12,072,185
	Singapore Equity & Derivatives Market Operator
6,491,000	CapitaMall Trust	10,391,560
	Singapore Commercial Property Real Estate Investment Trust
2,650,000	Ascendas REIT	4,998,516
	Industrial Property Landlord
		27,462,261
	> Korea 7.0%
37,194	CJ Corp	5,893,642
	Holding Company of Korean Consumer Conglomerate
23,200	Samsung Fire and Marine	5,593,763
	Non-life Insurance
68,400	KT&G	5,468,547
	Tobacco & Ginseng Products	16,955,952
Asia: Total		105,387,681
Europe 29.8%
	> United Kingdom 7.4%
330,000	Babcock International	4,813,996
	Public Sector Outsourcer
47,689	Whitbread	3,703,048
	UK Hotelier & Coffee Shop
126,000	WH Smith	2,421,010
	Newsprint, Books & General Stationery Retailer
155,000	Jardine Lloyd Thompson Group	2,407,336
	International Business Insurance Broker
140,000	Smith & Nephew	2,387,219
	Medical Equipment & Supplies
97,000	Aggreko	2,194,188
	Temporary Power & Temperature Control Services
		17,926,797
	> Germany 7.3%
1,305,500	Telefonica Deutschland	7,507,185
	Mobile & Fixed-line Communications in Germany
56,000	MTU Aero Engines	5,486,277
	Airplane Engine Components & Services
107,400	Wirecard	4,526,394
	Online Payment Processing & Risk Management
		17,519,856
	> Switzerland 3.7%
21,040	Partners Group	6,272,599
	Private Markets Asset Management
7,300	Geberit	2,731,774
	Plumbing Supplies
		9,004,373
	> Spain 3.2%
655,000	Distribuidora Internacional de Alimentación	5,111,596
	Discount Retailer in Spain & Latin America
44,000	Viscofan	2,688,334
	Sausage Casings Maker
		7,799,930
	> Sweden 2.4%
120,000	Swedish Match	3,528,322
	Swedish Snus
62,900	Hexagon	2,233,270
	Design, Measurement & Visualization Software & Equipment
		5,761,592
	> France 2.0%
145,081	Eutelsat	4,812,519
	Fixed Satellite Services

	> Norway 1.6%
511,000	Orkla	3,856,682
	Food & Brands, Aluminum, Chemicals Conglomerate

Number of Shares		Value
	> Denmark 1.2%
65,500	Novozymes	$2,990,009
	Industrial Enzymes

	> Netherlands 1.0%
44,000	Vopak	2,428,225
	Operator of Petroleum & Chemical Storage Terminals
Europe: Total		72,099,983

Other Countries 17.2%
	> Australia 7.2%
2,062,000	Challenger Financial	11,193,490
	Annuity Provider in Australia
350,000	Amcor	3,729,235
	Global Leader in Flexible & Rigid Packaging
514,000	IAG	2,379,301
	General Insurance Provider
		17,302,026
	> Canada 6.0%
67,000	CCL Industries	7,538,194
	Global Label Converter
258,000	Goldcorp	4,674,960
	Gold Mining
56,000	Vermilion Energy (a)	2,354,428
	Canadian Exploration & Production Company
		14,567,582
	> South Africa 4.0%
33,000	Naspers	5,061,903
	Media in Africa, China, Russia & other Emerging Markets
569,000	Coronation Fund Managers	4,599,210
	South African Fund Manager
		9,661,113
Other Countries: Total		41,530,721

Latin America 4.5%
	> Guatemala 2.7%
588,000	Tahoe Resources	6,443,835
	Silver Project in Guatemala

	> Brazil 1.0%
12,057,582	Beadell Resources	2,356,508
	Gold Mining in Brazil

	> Uruguay 0.8%
191,666	Union Agriculture Group (b)(c)(d)	2,087,243
	Farmland Operator in Uruguay
Latin America: Total		10,887,586

Total Equities: 95.0%
(Cost: $202,446,123)		229,905,971	(e)

Securities Lending Collateral 0.5%
1,257,745	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	1,257,745
Total Securities Lending Collateral: 0.5% (Cost: $1,257,745)		1,257,745

Total Investments: 95.5%
(Cost: $203,703,868)(g)		231,163,716	(h)

Obligation to Return Collateral for Securities Loaned: (0.5)%		(1,257,745)

Cash and Other Assets Less Liabilities: 5.0%		12,053,755

Net Assets: 100.0%		$241,959,726

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $1,197,778.

(b)         Non-income producing security.

(c)          Illiquid security.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2015, the market value of this security amounted to $2,087,243, which represented 0.86% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	191,666	$2,200,000	$2,087,243

> Notes to Statement of Investments

(e)          On March 31, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$60,969,468	25.2
Euro	32,560,529	13.5
Singapore Dollar	27,462,261	11.3
Australian Dollar	19,658,534	8.1
British Pound	17,926,797	7.4
South Korean Won	16,955,952	7.0
Canadian Dollar	16,336,457	6.8
Other currencies less than 5% of total net assets	38,035,973	15.7
Total Equities	$229,905,971	95.0

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $203,703,868 and net unrealized appreciation was $27,459,848 consisting of gross unrealized appreciation of $43,885,109 and gross unrealized depreciation of $16,425,261.

(h)         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

At March 31, 2015, the Fund had entered into the following forward foreign currency exchange contract:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	110,534,400	$9,000,000	4/15/15	$(92,633)

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - U.S. Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models

> Notes to Statement of Investments

used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$105,387,681	$—	$105,387,681
Europe	—	72,099,983	—	72,099,983
Other Countries	14,567,582	26,963,139	—	41,530,721
Latin America	6,443,835	2,356,508	2,087,243	10,887,586
Total Equities	21,011,417	206,807,311	2,087,243	229,905,971
Total Securities Lending Collateral	1,257,745	—	—	1,257,745
Total Investments	$22,269,162	$206,807,311	$2,087,243	$231,163,716
Unrealized Depreciation on:
Forward Foreign Currency Exchange Contracts	—	(92,633)	—	(92,633)
Total	$22,269,162	$206,714,678	$2,087,243	$231,071,083

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN INTERNATIONAL SELECTSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets

> Information
Financial Processors	$16,598,580	6.9
Advertising	9,279,314	3.8
Mobile Communications	9,014,420	3.7
Telephone & Data Services	7,507,185	3.1
Internet Related	5,061,903	2.1
Satellite Broadcasting & Services	4,812,519	2.0
Business Software	2,233,270	0.9
	54,507,191	22.5
> Consumer Goods & Services
Nondurables	19,013,566	7.8
Other Durable Goods	7,924,291	3.3
Retail	7,532,606	3.1
Food & Beverage	6,216,656	2.6
Restaurants	3,703,048	1.5
	44,390,167	18.3
> Industrial Goods & Services
Other Industrial Services	20,188,122	8.4
Conglomerates	9,750,325	4.0
Industrial Materials & Specialty Chemicals	6,719,244	2.8
Outsourcing Services	4,813,996	2.0
Construction	2,731,775	1.1
	44,203,462	18.3
> Finance
Insurance	21,573,889	8.9
Brokerage & Money Management	10,871,808	4.5
Banks	3,831,182	1.6
	36,276,879	15.0
> Other Industries
Real Estate	27,795,854	11.5
	27,795,854	11.5
> Energy & Minerals
Mining	13,475,304	5.6
Oil Refining, Marketing & Distribution	2,428,225	1.0
Oil & Gas Producers	2,354,427	1.0
Agricultural Commodities	2,087,243	0.8
	20,345,199	8.4
> Health Care
Medical Equipment & Devices	2,387,219	1.0
	2,387,219	1.0

Total Equities:	229,905,971	95.0
Securities Lending Collateral:	1,257,745	0.5
Total Investments:	231,163,716	95.5

Obligation to Return Collateral for Securities Loaned:	(1,257,745)	(0.5)
Cash and Other Assets Less Liabilities:	12,053,755	5.0
Net Assets:	$241,959,726	100.0

COLUMBIA ACORN SELECTSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
Equities: 97.7%
Industrial Goods & Services 27.7%
	> Machinery 18.3%
754,000	Ametek	$39,615,160
	Aerospace/Industrial Instruments
764,000	Donaldson	28,810,440
	Industrial Air Filtration
264,000	Nordson	20,681,760
	Dispensing Systems for Adhesives & Coatings
163,000	Pall	16,363,570
	Life Science, Water & Industrial Filtration
260,000	Kennametal	8,759,400
	Consumable Cutting Tools
		114,230,330
	> Other Industrial Services 4.3%
1,050,000	LKQ (a)	26,838,000
	Alternative Auto Parts Distribution

	> Industrial Distribution 2.8%
167,000	Airgas	17,720,370
	Industrial Gas Distributor

	> Outsourcing Services 2.3%
500,000	Quanta Services (a)	14,265,000
	Electrical Transmission & Pipeline Contracting Services
Industrial Goods & Services: Total		173,053,700

Information 27.5%
	> Business Software 6.6%
390,000	Solera Holdings	20,147,400
	Software for Automotive Insurance Claims Processing
163,000	Ansys (a)	14,374,970
	Simulation Software for Engineers & Designers
147,000	Informatica (a)	6,446,685
	Enterprise Data Integration Software
		40,969,055
	> Instrumentation 5.3%
59,500	Mettler-Toledo International (a)	19,554,675
	Laboratory Equipment
525,000	Trimble Navigation (a)	13,230,000
	GPS-based Instruments
		32,784,675
	> Computer Hardware & Related Equipment 4.7%
495,000	Amphenol	29,170,350
	Electronic Connectors

	> Computer Services 3.4%
875,000	WNS - ADR (a)	21,280,000
	Offshore Business Process Outsourcing Services

	> Telecommunications Equipment 3.3%
181,000	F5 Networks (a)	20,804,140
	Internet Traffic Management Equipment

	> Internet Related 1.3%
1,635,000	Vonage (a)	8,027,850
	Business & Consumer Internet Telephony

	> Mobile Communications 1.1%
60,000	SBA Communications (a)	7,026,000
	Communications Towers

	> Business Information & Marketing Services 1.1%
595,000	Bankrate (a)	6,747,300
	Internet Advertising for the Insurance, Credit Card & Banking Markets

	> Semiconductors & Related Equipment 0.7%
535,000	Atmel	4,403,050
	Microcontrollers, Radio Frequency & Memory Semiconductors
Information: Total		171,212,420

Finance 12.0%
	> Brokerage & Money Management 6.6%
610,000	SEI Investments	26,894,900
	Mutual Fund Administration & Investment Management
348,000	Eaton Vance	14,490,720
	Specialty Mutual Funds
		41,385,620
	> Banks 2.7%
915,000	Associated Banc-Corp	17,019,000
	Midwest Bank

	> Insurance 2.7%
960,000	CNO Financial Group	16,531,200
	Life, Long-term Care & Medical Supplement Insurance
Finance: Total		74,935,820

Consumer Goods & Services 10.5%
	> Retail 4.5%
444,578	The Fresh Market (a)	18,067,650
	Specialty Food Retailer
120,000	Fossil (a)	9,894,000
	Watch Designer & Retailer
		27,961,650
	> Travel 2.6%
157,080	Vail Resorts	16,245,213
	Ski Resort Operator & Developer

	> Other Consumer Services 1.7%
294,000	Blackhawk Network (a)	10,451,700
	Third-party Distributor of Prepaid Content, Mostly Gift Cards

	> Consumer Goods Distribution 1.6%
134,000	United Natural Foods (a)	10,323,360
	Distributor of Natural/Organic Foods to Grocery Stores

Number of Shares		Value
	> Food & Beverage 0.1%
1,315,000	GLG Life Tech (Canada) (a)	$327,050
	Producer of an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		65,308,973

Health Care 8.1%
	> Medical Supplies 4.5%
243,000	Cepheid (a)	13,826,700
	Molecular Diagnostics
325,000	VWR (a)	8,446,750
	Distributor of Lab Supplies
41,000	Henry Schein (a)	5,724,420
	Distributor of Dental, Vet & Medical Products
		27,997,870
	> Biotechnology & Drug Delivery 3.6%
121,769	Synageva BioPharma (a)(b)	11,876,131
	Biotech Focused on Orphan Diseases
91,000	Ultragenyx Pharmaceutical (a)	5,650,190
	Biotech Focused on “Ultra-Orphan” Drugs
148,000	Seattle Genetics (a)	5,231,800
	Antibody-based Therapies for Cancer
		22,758,121
Health Care: Total		50,755,991

Energy & Minerals 6.7%
	> Agricultural Commodities 3.1%
1,742,424	Union Agriculture Group (Uruguay) (a)(c)(d)	18,974,997
	Farmland Operator in Uruguay

	> Oil & Gas Producers 2.0%
106,000	Carrizo Oil & Gas (a)	5,262,900
	Oil & Gas Producer
45,000	Cimarex Energy	5,179,050
	Oil & Gas Producer in Texas, New Mexico & Oklahoma
22,500,000	Canadian Overseas Petroleum (Canada) (a)(d)(e)	1,392,316
	Oil & Gas Exploration Offshore West Africa
16,000,000	Petromanas (Canada) (a)(b)	631,637
	Exploring for Oil in Albania
3,036,000	Petrodorado Energy (Colombia) (a)(e)	239,706
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
		12,705,609
	> Oil Services 0.8%
109,000	Gulfport Energy (a)	5,004,190
	Oil & Gas Producer Focused on Utica Shale in Ohio

	> Mining 0.8%
47,000	Core Labs (Netherlands) (b)	4,911,030
	Oil & Gas Reservoir Consulting
Energy & Minerals: Total		41,595,826

Other Industries 5.2%
	> Real Estate 5.2%
166,000	Extra Space Storage	11,216,620
	Self Storage Facilities
197,000	Post Properties	11,215,210
	Multifamily Properties
275,000	EdR	9,729,500
	Student Housing
		32,161,330
Other Industries: Total		32,161,330

Total Equities: 97.7% (Cost: $435,570,795)		609,024,060	(f)

Short-Term Investments 2.6%
16,316,617	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	16,316,617
Total Short-Term Investments: 2.6% (Cost: $16,316,617)		16,316,617

Securities Lending Collateral 1.0%
6,411,300	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	6,411,300
Total Securities Lending Collateral: 1.0% (Cost: $6,411,300)		6,411,300

Total Investments: 101.3%
(Cost: $458,298,712)(h)		631,751,977	(i)

Obligation to Return Collateral for Securities Loaned: (1.0)%		(6,411,300)

Cash and Other Assets Less Liabilities: (0.3)%		(1,843,478)

Net Assets: 100.0%		$623,497,199

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $6,198,822.

(c)          Illiquid security.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2015, the market value of these securities amounted to $20,367,313, which represented 3.27% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$18,974,997
Canadian Overseas Petroleum	11/24/10	22,500,000	9,596,330	1,392,316
			$29,596,330	$20,367,313

(e)          An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/15	Value	Dividend
Canadian Overseas Petroleum	22,500,000	—	—	22,500,000	$1,392,316	$—
Petrodorado Energy	3,370,000	—	334,000	3,036,000	239,706	—
Total of Affiliated Transactions	25,870,000	—	334,000	25,536,000	$1,632,022	$—

The aggregate cost and value of these companies at March 31, 2015, was $20,784,680 and $1,632,022, respectively. Investments in affiliated companies represented 0.26% of the Fund’s total net assets at March 31, 2015.

(f)           On March 31, 2015, the market value of foreign securities represented 4.25% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Uruguay	$18,974,997	3.04
Netherlands	4,911,030	0.79
Canada	2,351,003	0.38
Colombia	239,706	0.04
Total Foreign Portfolio	$26,476,736	4.25

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $458,298,712 and net unrealized appreciation was $173,453,265 consisting of gross unrealized appreciation of $208,526,283 and gross unrealized depreciation of $35,073,018.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing

> Notes to Statement of Investments

procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$173,053,700	$—	$—	$173,053,700
Information	171,212,420	—	—	171,212,420
Finance	74,935,820	—	—	74,935,820
Consumer Goods & Services	65,308,973	—	—	65,308,973
Health Care	50,755,991	—	—	50,755,991
Energy & Minerals	21,228,513	1,392,316	18,974,997	41,595,826
Other Industries	32,161,330	—	—	32,161,330
Total Equities	588,656,747	1,392,316	18,974,997	609,024,060
Total Short-Term Investments	16,316,617	—	—	16,316,617
Total Securities Lending Collateral	6,411,300	—	—	6,411,300
Total Investments	$611,384,664	$1,392,316	$18,974,997	$631,751,977

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending March 31, 2015, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Equities
Energy & Minerals	$15,908,331	$—	$3,066,666	$—	$—	$—	$—	$18,974,997

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $3,066,666.

> Notes to Statement of Investments

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Energy & Minerals	$18,974,997	Market comparable companies	Discount for lack of marketability	7% to 23%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA THERMOSTAT FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
	> Affiliated Bond Funds 89.7%
44,390,962	Columbia Short Term Bond Fund, Class I (a)	$442,133,980
29,765,306	Columbia Intermediate Bond Fund, Class I (a)	277,115,001
21,998,052	Columbia Income Opportunities Fund, Class I (a)	221,740,366
29,925,334	Columbia U.S. Government Mortgage Fund, Class I (a)	166,085,604
Total Affiliated Bond Funds: (Cost: $1,092,874,322)		1,107,074,951
	> Affiliated Stock Funds 9.9%
562,762	Columbia Acorn International, Class I (a)	24,530,805
1,296,966	Columbia Dividend Income Fund, Class I (a)	24,357,023
551,616	Columbia Acorn Fund, Class I (a)(b)	18,374,326
831,211	Columbia Contrarian Core Fund, Class I (a)	18,203,519
533,606	Columbia Acorn Select, Class I (a)(b)	12,288,941
564,010	Columbia Large Cap Enhanced Core Fund, Class I (a)	12,182,612
634,659	Columbia Select Large Cap Growth Fund, Class I (a)(b)	12,064,869
Total Affiliated Stock Funds: (Cost: $88,174,334)		122,002,095
	> Short-Term Investments 0.3%
4,155,573	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	4,155,573
Total Short-Term Investments: (Cost: $4,155,573)		4,155,573
Total Investments: 99.9%
(Cost: $1,185,204,229)(c)		1,233,232,619	(d)

Cash and Other Assets Less Liabilities: 0.1%		1,228,809

Net Assets: 100.0%		$1,234,461,428

> Notes to Statement of Investments

(a)         An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Security	Balance of Shares Held 12/31/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/15	Value	Dividend
Columbia Short Term Bond Fund, Class I	42,849,246	2,448,736	907,020	44,390,962	$442,133,980	$1,205,740
Columbia Intermediate Bond Fund, Class I	28,994,280	1,711,274	940,248	29,765,306	277,115,001	2,018,327
Columbia Income Opportunities Fund, Class I	21,780,174	1,364,586	1,146,708	21,998,052	221,740,366	2,647,214
Columbia U.S. Government Mortgage Fund, Class I	28,883,507	1,814,285	772,458	29,925,334	166,085,604	1,207,571
Columbia Acorn International, Class I	898,450	—	335,688	562,762	24,530,805	—
Columbia Dividend Income Fund, Class I	1,962,468	8,696	674,198	1,296,966	24,357,023	166,261
Columbia Acorn Fund, Class I	879,308	—	327,692	551,616	18,374,326	—
Columbia Contrarian Core Fund, Class I	1,291,662	—	460,451	831,211	18,203,519	—
Columbia Acorn Select, Class I	836,113	—	302,507	533,606	12,288,941	—
Columbia Large Cap Enhanced Core Fund, Class I	870,296	—	306,286	564,010	12,182,612	—
Columbia Select Large Cap Growth Fund, Class I	1,023,561	—	388,902	634,659	12,064,869	—
Total of Affiliated Transactions	130,269,065	7,347,577	6,562,158	131,054,484	$1,229,077,046	$7,245,113

The aggregate cost and value of these companies at March 31, 2015, was $1,181,048,656 and $1,229,077,046 respectively. Investments in affiliated companies represented 99.56% of the Fund’s total net assets at March 31, 2015.

(b)         Non-income producing security.

(c)          At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $1,185,204,229 and net unrealized appreciation was $48,028,390 consisting of gross unrealized appreciation of $48,654,804 and gross unrealized depreciation of $626,414.

(d)         Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$1,107,074,951	$—	$—	$1,107,074,951
Total Affiliated Stock Funds	122,002,095	—	—	122,002,095
Total Short-Term Investments	4,155,573	—	—	4,155,573
Total Investments	$1,233,232,619	$—	$—	$1,233,232,619

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN EMERGING MARKETS FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
Equities: 97.1%
Asia 65.6%
	> Taiwan 11.3%
1,240,000	President Chain Store	$9,320,016
	Convenience Chain Store Operator in Taiwan
570,000	PChome Online	7,402,954
	Taiwanese Internet Retail Company
420,000	St. Shine Optical	6,760,821
	Disposable Contact Lens Original Equipment Manufacturer
2,050,990	Chroma Ate	5,089,432
	Automatic Test Systems, Testing & Measurement Instruments
2,814,000	Vanguard International Semiconductor	4,776,686
	Semiconductor Foundry
55,000	Largan Precision	4,728,239
	Mobile Device Camera Lenses & Modules
598,988	Advantech	4,554,748
	Industrial PC & Components
360,000	Ginko International	4,135,832
	Contact Lens Maker in China
404,000	Voltronic Power	3,999,827
	Uninterruptible Power Supply Products
		50,768,555
	> China 11.3%
31,000,000	AMVIG Holdings	13,835,269
	Chinese Tobacco Packaging Material Supplier
126,580	BitAuto - ADR (a)	6,440,390
	Automotive Information Website for Buyers & Dealers
11,951,000	Sihuan Pharmaceuticals (b)	6,337,233
	Chinese Generic Drug Manufacturer
11,330,000	NewOcean Energy	5,602,784
	Southern China Liquefied Petroleum Gas Distributor
3,128,000	China Everbright International	5,246,275
	Private Municipal Waste Operator
4,925,000	Sino Biopharmaceutical	4,982,540
	Pharmaceutical Developer
121,000	WuXi PharmaTech - ADR (a)	4,692,380
	Contract Research Organization in China
2,146,000	Xinhua Winshare Publishing	2,091,010
	Sichuan Publisher, Distributor & Retailer
257,000	Phoenix New Media - ADR (a)	1,457,190
	Internet Advertising
		50,685,071
	> India 10.8%
2,422,982	Zee Entertainment Enterprises	13,230,862
	Indian Programmer of Pay Television Content
1,737,269	Adani Ports & Special Economic Zone	8,554,109
	Indian West Coast Shipping Port
17,632	Bosch	7,162,357
	Automotive Parts
190,350	Colgate Palmolive India	6,124,490
	Consumer Products in Oral Care
353,739	United Breweries	5,653,091
	Indian Brewer
730,342	Bharti Infratel	4,493,066
	Communications Towers
140,070	Container Corporation of India	3,543,540
	Railway Cargo Services
		48,761,515
	> Indonesia 8.5%
61,839,700	MNC Sky Vision (a)	7,803,863
	Satellite Pay TV Operator in Indonesia
4,248,600	Matahari Department Store	6,389,108
	Department Store Chain in Indonesia
11,800,000	Link Net (a)	5,392,352
	Fixed Broadband & CATV Service Provider
2,300,000	Mayora Indah	5,078,375
	Consumer Branded Food Manufacturer
6,744,300	Tower Bersama Infrastructure	4,887,361
	Communications Towers
82,889,190	Ace Indonesia	4,657,585
	Home Improvement Retailer
66,827,700	Arwana Citramulia	4,139,995
	Ceramic Tiles for Home Decoration
		38,348,639
	> Philippines 5.6%
41,313,300	Melco Crown (Philippines) Resorts (a)(c)	8,463,391
	Integrated Resort Operator in Manila
56,400,000	RFM Corporation	6,677,236
	Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines
5,613,200	Puregold Price Club	5,215,288
	Supermarket Operator in the Philippines
2,636,090	Robinsons Retail Holdings	4,953,726
	Multi-format Retailer in the Philippines
		25,309,641
	> Korea 4.3%
256,088	Koh Young Technology	10,252,917
	Inspection Systems for Printed Circuit Boards
421,000	The Basic House (a)	5,868,287
	Casual & Formal Apparel in China
98,149	Grand Korea Leisure	3,341,148
	‘Foreigner Only’ Casino Group in Korea
		19,462,352
	> Hong Kong 4.1%
5,817,000	Melco International	9,788,675
	Macau Casino Operator
3,698,000	Vitasoy International	5,781,218
	Hong Kong Soy Food Brand

Number of Shares		Value
	> Hong Kong—continued
5,583,799	Sa Sa International (c)	$2,729,928
	Cosmetics Retailer
		18,299,821
	> Thailand 3.6%
3,737,700	Robinson Department Store	5,454,294
	Department Store Operator in Thailand
10,016,800	Samui Airport Property Fund	5,294,682
	Thai Airport Operator
21,126,235	Home Product Center	5,291,298
	Home Improvement Retailer
		16,040,274
	> Malaysia 2.0%
12,777,900	7-Eleven Malaysia Holdings	5,520,357
	Exclusive 7-Eleven Franchisor for Malaysia
4,006,700	Aeon	3,198,692
	Shopping Center & Department Store Operator
114,500	Astro Malaysia Holdings	98,773
	Largest Pay TV Operator in Malaysia
		8,817,822
	> Cambodia 1.7%
11,570,000	Nagacorp	7,681,991
	Casino & Entertainment Complex in Cambodia
	> Japan 1.3%
310,760	Kansai Paint	5,655,759
	Paint Producer in Japan, India, China & Southeast Asia
	> Singapore 1.1%
1,829,000	Petra Foods	5,089,850
	Chocolate Manufacturer in Southeast Asia
Asia: Total		294,921,290

Europe 11.9%
	> United Kingdom 3.0%
10,175,965	Cable and Wireless	9,176,568
	Telecommunications Service Provider in the Caribbean
580,790	PureCircle (a)(c)	4,458,490
	Natural Sweeteners
		13,635,058
	> Kazakhstan 2.1%
1,268,483	Halyk Savings Bank of Kazakhstan - GDR	9,374,090
	Retail Bank & Insurer in Kazakhstan
	> Sweden 1.6%
207,455	Hexagon	7,365,708
	Design, Measurement & Visualization Software & Equipment
	> France 1.5%
200,000	Eutelsat	6,634,251
	Fixed Satellite Services
	> Spain 1.5%
1,148,390	Prosegur	6,539,914
	Security Guards
	> Finland 1.2%
290,000	Tikkurila	5,530,066
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
	> Italy 1.0%
270,882	Pirelli	4,483,836
	Global Tire Supplier
Europe: Total		53,562,923

Latin America 10.3%
	> Brazil 3.7%
677,970	Localiza Rent A Car	7,770,564
	Car Rental
1,430,100	Odontoprev	4,906,580
	Dental Insurance
280,000	Linx	4,084,786
	Retail Management Software in Brazil
335,646	Beadell Resources	65,598
	Gold Mining in Brazil
		16,827,528
	> Mexico 3.2%
40,525	Grupo Aeroportuario del Sureste - ADR (a)	5,447,370
	Mexican Airport Operator
2,500,000	Qualitas (a)	4,523,552
	Auto Insurer in Mexico & Central America
2,747,000	Hoteles City Express (a)	4,178,084
	Leading Budget Hotel Operator in Mexico
		14,149,006
	> Chile 1.8%
1,943,078	Forus	8,010,335
	Multi-brand Latin American Wholesaler & Retailer
	> Colombia 1.6%
6,047,782	Isagen	7,094,514
	Colombian Electricity Provider
Latin America: Total		46,081,383

Other Countries 9.3%
	> South Africa 7.1%
1,955,513	Coronation Fund Managers	15,806,352
	South African Fund Manager
2,599,148	Rand Merchant Insurance	9,897,360
	Directly Sold Property & Casualty Insurance; Holdings in other Insurers
288,041	Mr. Price	6,160,654
	South African Retailer of Apparel, Household & Sporting Goods
		31,864,366
	> United States 1.2%
171,094	Bladex	5,610,172
	Latin American Trade Financing House

Number of Shares		Value
	> Egypt 1.0%
593,000	Commercial International Bank of Egypt	$4,371,369
	Leading Private Universal Bank in Egypt
Other Countries: Total		41,845,907

Total Equities: 97.1%
(Cost: $423,179,204)		436,411,503	(d)

Short-Term Investments 2.3%
10,363,888	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	10,363,888
Total Short-Term Investments: 2.3% (Cost: $10,363,888)		10,363,888
Securities Lending Collateral 0.6%
2,592,411	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (e)	2,592,411
Total Securities Lending Collateral: 0.6% (Cost: $2,592,411)		2,592,411

Total Investments: 100.0%
(Cost: $436,135,503)(f)		449,367,802	(g)

Obligation to Return Collateral for Securities Loaned: (0.6)%		(2,592,411)

Cash and Other Assets Less Liabilities: 0.6%		2,533,169

Net Assets: 100.0%		$449,308,560

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         Illiquid security.

(c)          All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $2,402,594.

(d)         On March 31, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Hong Kong Dollar	$64,076,922	14.3
Taiwan Dollar	50,768,556	11.3
Indian Rupee	48,761,515	10.9
Indonesian Rupiah	38,348,639	8.5
U.S. Dollar	33,021,593	7.3
South African Rand	31,864,366	7.1
Philippines Peso	25,309,641	5.6
Euro	23,188,067	5.2
Other currencies less than 5% of total net assets	121,072,204	26.9
Total Equities	$436,411,503	97.1

(e)          Investment made with cash collateral received from securities lending activity.

(f)           At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $436,135,503 and net unrealized appreciation was $13,232,299 consisting of gross unrealized appreciation of $57,882,801 and gross unrealized depreciation of $44,650,502.

(g)          Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

> Notes to Statement of Investments

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$12,589,960	$275,994,097	$6,337,233	$294,921,290
Europe	—	53,562,923	—	53,562,923
Latin America	46,015,785	65,598	—	46,081,383
Other Countries	5,610,172	36,235,735	—	41,845,907
Total Equities	64,215,917	365,858,353	6,337,233	436,411,503
Total Short-Term Investments	10,363,888	—	—	10,363,888
Total Securities Lending Collateral	2,592,411	—	—	2,592,411
Total Investments	$77,172,216	$365,858,353	$6,337,233	$449,367,802

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$7,949,312	$7,949,312	$—

There were no transfers of financial assets between levels 1 and 2 during the period. Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

> Notes to Statement of Investments

The following table reconciles asset balances for the period ending March 31, 2015, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Equities
Asia	$—	$—	$(1,612,079)	$—	$—	$7,949,312	$—	$6,337,233

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $1,612,079.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Asia	$6,337,233	Market comparable companies	Discount for lack of marketability	10%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities or indicies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

COLUMBIA ACORN EMERGING MARKETS FUNDSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets

> Consumer Goods & Services
Retail	$76,395,243	17.0
Food & Beverage	32,738,260	7.3
Casinos & Gaming	29,275,205	6.5
Travel	11,948,647	2.6
Consumer Goods Distribution	6,124,490	1.4
Apparel	5,868,288	1.3
Other Durable Goods	4,483,836	1.0
	166,833,969	37.1
> Information
Instrumentation	15,342,349	3.4
Satellite Broadcasting & Services	14,536,887	3.2
Entertainment Programming	13,230,863	3.0
Business Software	11,450,495	2.5
Mobile Communications	9,380,427	2.1
Telephone & Data Services	9,176,568	2.0
Computer Hardware & Related Equipment	8,554,575	1.9
Internet Related	7,897,580	1.8
Cable TV	5,392,352	1.2
Semiconductors & Related Equipment	4,776,686	1.1
Telecommunications Equipment	4,728,239	1.1
	104,467,021	23.3
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	29,161,089	6.5
Other Industrial Services	8,554,109	1.9
Machinery	7,162,357	1.6
Outsourcing Services	6,539,914	1.4
Waste Management	5,246,275	1.2
	56,663,744	12.6
> Finance
Banks	19,355,631	4.3
Insurance	19,327,491	4.3
Brokerage & Money Management	15,806,352	3.5
	54,489,474	12.1
> Health Care
Pharmaceuticals	16,012,153	3.6
Medical Supplies	10,896,654	2.4
	26,908,807	6.0
> Other Industries
Transportation	14,285,593	3.2
Regulated Utilities	7,094,513	1.6
	21,380,106	4.8
> Energy & Minerals
Oil Refining, Marketing & Distribution	5,602,784	1.2
Mining	65,598	0.0	*
	5,668,382	1.2

Total Equities:	436,411,503	97.1
Short-Term Investments:	10,363,888	2.3
Securities Lending Collateral:	2,592,411	0.6
Total Investments:	449,367,802	100.0

Obligation to Return Collateral for Securities Loaned:	(2,592,411)	(0.6)
Cash and Other Assets Less Liabilities:	2,533,169	0.6
Net Assets:	$449,308,560	100.0

*  Rounds to zero.

COLUMBIA ACORN EUROPEAN FUNDSM

STATEMENT OF INVESTMENTS (UNAUDITED), MARCH 31, 2015

Number of Shares		Value
Equities: 96.8%
Europe 96.8%
	> United Kingdom 34.9%
1,667,855	Assura	$1,540,125
	UK Primary Health Care Property Developer
20,450	Spirax Sarco	1,034,045
	Steam Systems for Manufacturing & Process Industries
241,240	Charles Taylor	797,123
96,338	Charles Taylor - Rights	95,034
	Insurance Services
950,000	Cable and Wireless	856,699
	Telecommunications Service Provider in the Caribbean
56,990	Babcock International	831,362
	Public Sector Outsourcer
199,280	Cambian (a)	688,776
	Mental Health Facilities & Programs
32,710	WH Smith	628,502
	Newsprint, Books & General Stationery Retailer
55,260	Dialight	622,288
	LED Products for Hazardous & Industrial Environments
7,954	Whitbread	617,627
	UK Hotelier & Coffee Shop
26,960	Aggreko	609,849
	Temporary Power & Temperature Control Services
18,470	Fidessa Group	604,409
	Software for Financial Trading Systems
38,560	Jardine Lloyd Thompson Group	598,883
	International Business Insurance Broker
76,159	Halfords	518,505
	UK Retailer of Leisure Goods & Auto Parts
225,231	Connect Group	515,361
	Newspaper & Magazine Distributor
92,240	Ocado (a)	480,689
	Online Grocery Retailer
63,970	Abcam	459,493
	Online Sales of Antibodies
37,830	Domino’s Pizza UK & Ireland	434,974
	Pizza Delivery in the UK, Ireland & Germany
9,670	Rightmove	428,997
	Internet Real Estate Listings
101,620	Polypipe	415,258
	Manufacturer of Plastic Piping & Fittings
95,860	Elementis	411,753
	Specialty Chemicals
53,548	PureCircle (a)(b)	411,066
	Natural Sweeteners
39,570	Halma	408,853
	Health & Safety Sensor Technology
18,550	AVEVA	405,492
	Engineering Software
120,090	RPS Group	401,353
	Consultant Specializing in Energy, Water, Urban Planning, Health & Safety
		14,816,516
	> France 10.8%
16,720	Neopost	919,584
	Postage Meter Machines
18,960	Eutelsat	628,927
	Fixed Satellite Services
14,480	Cegedim (a)	490,443
	Medical Market Research/IT Services
12,681	Saft	463,448
	Niche Battery Manufacturer
2,690	Norbert Dentressangle	455,243
	European Logistics & Transport Group
1,540	Eurofins Scientific	414,488
	Food, Pharmaceuticals & Materials Screening & Testing
174,500	Hi-Media (a)(b)	412,789
	Online Advertiser in Europe
12,613	AKKA Technologies	407,000
	Engineering Consultancy
15,690	Bonduelle	404,917
	Producer of Canned, Deep-frozen & Fresh Vegetables
		4,596,839
	> Germany 10.2%
23,640	Aurelius	987,252
	European Turnaround Investor
16,360	NORMA Group	821,386
	Clamps for Automotive & Industrial Applications
7,000	MTU Aero Engines	685,785
	Airplane Engine Components & Services
14,360	Wirecard	605,205
	Online Payment Processing & Risk Management
70,780	Telefonica Deutschland	407,015
	Mobile & Fixed-line Communications in Germany
13,410	Elringklinger	402,039
	Automobile Components
1,200	Rational	401,115
	Commercial Ovens
		4,309,797
	> Sweden 9.7%
21,733	Hexagon	771,632
	Design, Measurement & Visualization Software & Equipment
11,851	Unibet	650,198
	European Online Gaming Operator
29,580	Recipharm (a)	630,264
	Contract Development Manufacturing Organization
41,270	Sweco	529,562
	Engineering Consultants
17,970	Swedish Match	528,366
	Swedish Snus
18,960	Mekonomen	500,851
	Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service
16,160	Modern Times Group	494,880
	Leading Nordic TV Broadcaster
90	Trelleborg	1,780
	Manufacturer of Sealing, Dampening & Protective Solutions for Industry
		4,107,533

Number of Shares		Value
	> Spain 7.2%
169,200	Distribuidora Internacional de Alimentación	$1,320,431
	Discount Retailer in Spain & Latin America
10,430	Viscofan	637,258
	Sausage Casings Maker
109,950	Prosegur	626,149
	Security Guards
10,370	Bolsas y Mercados Españoles	461,809
	Spanish Stock Markets
		3,045,647
	> Netherlands 6.1%
26,330	Aalberts Industries	828,670
	Flow Control & Heat Treatment
27,271	Brunel	521,651
	Temporary Specialist & Energy Staffing
5,490	Gemalto	437,434
	Digital Security Solutions
12,819	Arcadis	411,681
	Engineering Consultants
3,920	Core Labs	409,601
	Oil & Gas Reservoir Consulting
		2,609,037
	> Finland 5.7%
58,000	Munksjo (a)	738,396
10,380	Munksjo (a)(c)	130,169
	Specialty Paper Maker
28,801	Tikkurila	549,212
	Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe
123,070	Sponda	528,122
	Office, Retail & Logistics Properties
15,240	Konecranes	480,228
	Manufacture & Service of Industrial Cranes & Port Handling Equipment
		2,426,127
	> Switzerland 5.7%
2,740	Geberit	1,025,351
	Plumbing Supplies
3,250	Partners Group	968,914
	Private Markets Asset Management
1,150	INFICON	410,925
	Gas Detection Instruments
		2,405,190
	> Norway 2.2%
70,370	Orkla	531,105
	Food & Brands, Aluminum, Chemicals Conglomerate
36,180	Atea	407,579
	Nordic IT Hardware/Software Reseller & Integrator
		938,684
	> Italy 2.1%
10,240	Industria Macchine Automatiche	481,787
	Food & Drugs Packaging & Machinery
24,990	Pirelli	413,653
	Global Tire Supplier
		895,440
	> Denmark 1.2%
15,490	SimCorp	508,260
	Software for Investment Managers
	> Belgium 1.0%
11,070	EVS Broadcast Equipment	412,023
	Digital Live Mobile Production Software & Systems
Europe: Total		41,071,093
Total Equities: 96.8%
(Cost: $38,774,821)		41,071,093	(d)
Short-Term Investments 6.9%
2,906,561	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	2,906,561
Total Short-Term Investments: 6.9% (Cost: $2,906,561)		2,906,561

Securities Lending Collateral 0.1%
63,226	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (e)	63,226
Total Securities Lending Collateral: 0.1% (Cost: $63,226)		63,226

Total Investments: 103.8%
(Cost: $41,744,608)(f)		44,040,880	(g)

Obligation to Return Collateral for Securities Loaned: (0.1)%		(63,226)

Cash and Other Assets Less Liabilities: (3.7)%		(1,540,972)

Net Assets: 100.0%		$42,436,682

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 was $59,874.

(c)          Security is traded on a Swedish exchange.

(d)         On March 31, 2015, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$17,755,139	41.8
British Pound	14,816,516	34.9
Swedish Krona	4,237,703	10.0
Swiss Franc	2,405,190	5.7
Other currencies less than 5% of total net assets	1,856,545	4.4
Total Equities	$41,071,093	96.8

(e)          Investment made with cash collateral received from securities lending activity.

(f)           At March 31, 2015, for federal income tax purposes, the cost of investments was approximately $41,744,608 and net unrealized appreciation was $2,296,272 consisting of gross unrealized appreciation of $4,477,741 and gross unrealized depreciation of $2,181,469.

(g)          Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2014.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2015, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$409,601	$40,661,492	$—	$41,071,093
Total Equities	409,601	40,661,492	—	41,071,093
Total Short-Term Investments	2,906,561	—	—	2,906,561
Total Securities Lending Collateral	63,226	—	—	63,226
Total Investments	$3,379,388	$40,661,492	$—	$44,040,880

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

COLUMBIA ACORN EUROPEAN FUNDSM

PORTFOLIO DIVERSIFICATION (UNAUDITED)

At March 31, 2015, the Fund’s portfolio investments as a percentage of net assets were diversified as follows:

	Value	Percentage of Net Assets
> Industrial Goods & Services
Machinery	$4,549,071	10.7
Other Industrial Services	3,052,717	7.2
Outsourcing Services	2,386,163	5.6
Conglomerates	2,347,027	5.5
Industrial Materials & Specialty Chemicals	2,233,349	5.3
Construction	1,440,609	3.4
Electrical Components	1,085,736	2.6
	17,094,672	40.3
> Information
Business Software	2,289,793	5.4
Telephone & Data Services	1,263,714	3.0
Computer Services	898,022	2.1
Computer Hardware & Related Equipment	849,457	2.0
Satellite Broadcasting & Services	628,927	1.5
Financial Processors	605,205	1.4
TV Broadcasting	494,880	1.2
Internet Related	428,998	1.0
Advertising	412,789	1.0
Instrumentation	408,853	0.9
	8,280,638	19.5
> Consumer Goods & Services
Retail	3,448,977	8.1
Food & Beverage	1,981,607	4.7
Restaurants	1,052,601	2.5
Casinos & Gaming	650,198	1.5
Consumer Goods Distribution	515,361	1.2
Other Durable Goods	413,653	1.0
	8,062,397	19.0
> Finance
Insurance	1,491,040	3.5
Brokerage & Money Management	968,914	2.3
Financial Processors	461,809	1.1
	2,921,763	6.9
> Other Industries
Real Estate	2,068,247	4.9
Transportation	455,242	1.0
	2,523,489	5.9
> Health Care
Health Care Services	688,776	1.6
Pharmaceuticals	630,264	1.5
Medical Supplies	459,493	1.1
	1,778,533	4.2
> Energy & Minerals
Mining	409,601	1.0
	409,601	1.0

Total Equities:	41,071,093	96.8
Short-Term Investments:	2,906,561	6.9
Securities Lending Collateral:	63,226	0.1
Total Investments:	44,040,880	103.8

Obligation to Return Collateral for Securities Loaned:	(63,226)	(0.1)
Cash and Other Assets Less Liabilities:	(1,540,972)	(3.7)
Net Assets:	$42,436,682	100.0

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 21, 2015

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer

Date	May 21, 2015